UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-06569

Exact name of registrant as specified in charter:	Ivy Funds

Address of principal executive offices:	610 Market Street Philadelphia, PA 19106

Name and address of agent for service:	David F. Connor, Esq. 610 Market Street Philadelphia, PA 19106

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	June 30

Date of reporting period:	June 30, 2023

Item 1. Reports to Stockholders

Annual report

Delaware Ivy Accumulative Fund

June 30, 2023

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit delawarefunds.com/edelivery.

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Experience Delaware Funds by Macquarie®

Macquarie Asset Management (MAM) is a global asset manager that aims to deliver positive impact for everyone. MAM Public Investments traces its roots to 1929 and partners with institutional and individual clients to deliver specialist active investment capabilities across global equities, fixed income, and multi-asset solutions using a conviction-based, long-term approach to investing. In the US, retail investors recognize our Delaware Funds by Macquarie family of funds as one of the oldest mutual fund families.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Ivy Accumulative Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions
●	View statements and tax forms
●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is a full-service asset manager offering a diverse range of products across public and private markets including fixed income, equities, multi-asset solutions, private credit, infrastructure, renewables, natural assets, real estate, and asset finance. The Public Investments business is a part of MAM and includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

The Fund is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

The Fund is governed by US laws and regulations.

This annual report is for the information of Delaware Ivy Accumulative Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

Unless otherwise noted, views expressed herein are current as of June 30, 2023, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2023 Macquarie Management Holdings, Inc.

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Portfolio management review

Delaware Ivy Accumulative Fund	June 30, 2023 (Unaudited)

Performance preview (for the year ended June 30, 2023)
Delaware Ivy Accumulative Fund (Class I shares)	1-year return	+22.04%
Delaware Ivy Accumulative Fund (Class A shares)	1-year return	+21.79%
Russell 1000® Growth Index (benchmark)	1-year return	+27.11%
Russell 3000® Growth Index (previous benchmark)	1-year return	+26.60%

Past performance does not guarantee future results.

For complete, annualized performance for Delaware Ivy Accumulative Fund, please see the table on page 5.

Class I shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class I shares pay no distribution and service fee.

The performance of Class A shares excludes the applicable sales charge. The performance of both Class I shares and Class A shares reflects the reinvestment of all distributions.

Please see pages 7 and 8 for a description of the indices. Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Investment objective

The Fund seeks to provide capital growth and appreciation.

Significant Fund events

The portfolio management team for the Fund changed effective December 5, 2022. Please read the latest prospectus, including the supplement dated December 5, 2022, for more information concerning this event.

Effective April 28, 2023, the Fund’s benchmark changed to the Russell 1000 Growth Index, the Fund’s principal investment strategies changed to invest primarily in stocks of medium- and large-sized companies, and the Fund’s limit in foreign securities investments increased. Please see the prospectus as amended for further information.

Market breadth was extremely narrow during this period, and the capitalization-weighted large-cap benchmark significantly outperformed an equal-weighted benchmark. Six mega-cap stocks – Apple Inc., Microsoft Corp., Amazon.com Inc., Alphabet Inc., Tesla Inc., and NVIDIA Corp. – contributed approximately 71% of the Russell 1000 Growth Index’s return for the second half of the fiscal year, 20.6% of the 29.0% return for the period. This concentration was partly driven by the strength in artificial intelligence (AI)-related investments, a theme beginning in early 2023, following the 2022 launch of ChatGPT. Many of these mega-cap stocks are viewed as beneficiaries of AI advances.

Market review

The Russell 1000 Growth Index returned 27.1% in the fiscal year ended June 30, 2023. While that may seem like a growth-investing triumph, especially following the 18% decline that marked the previous fiscal period, that full-period return masked the dichotomy between the first half of the period and the

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second. In the first six months of the fiscal year, from July 1 through December 31, 2022, large-cap growth equities struggled, declining 1.5%.

We think it is important to understand the forces driving the shift that powered growth-style returns. The first six months of the fiscal period found the markets stuck in a negative feedback loop. Hotter-than-expected inflation, tight labor markets, and sustained wage growth drove the realization that global central bank policy was likely to tighten significantly. Investors worried about the possibility of “higher-for-longer” interest rates and the mounting risk that a central-bank policy mistake could tip the economy into a recession. We think those concerns were reasonable given the aggressive nature of this tightening cycle and the simultaneous tightening of bank-lending standards.

Naturally, markets reflected the expectation of a decline in earnings, or a corporate-profit recession. Weakness in some economic data bolstered this building expectation, with the Institute for Supply Management (ISM®) Manufacturing Purchasing Managers’ Index (PMI®) moving to contractionary levels in November and December 2022. The commentary within that survey echoed the uncertainty in the market: the strong labor market put upward pressure on expenses, order intake declined, and demand began to normalize following the COVID-19-induced economic shutdowns. Interestingly, underneath this market malaise was the outperformance of value styles and economically sensitive sectors, both of which outperformed growth styles and defensive sectors of the market. Other factors performed more consistently with the overall risk-off tone in markets. Quality factors such as return on equity (ROE) and return on capital (ROC) outperformed while risk factors such as beta and low price underperformed.

The latter six months of the fiscal period began with a bang. A vigorous risk-on trade began with investors buying the weakest performers of calendar year 2022. The high-beta (high-risk) and low-price stock rally in January 2023 was one of the strongest experienced in the past four decades. The market created an optimistic narrative that the US Federal Reserve was nearing peak rates, inflation had peaked and was likely moving lower, and employment was remaining steady, suggesting a possible Goldilocks scenario of a “soft landing” or “no landing” for the economy.

Investors had to work extremely hard at maintaining this optimistic narrative as there were multiple events that would have normally proven very concerning. Particularly notable during the period were the second- and third-largest bank failures in recent history – events that investors interpreted as a mere inconvenience. Despite these emergent financial stressors, the Fed moved forward with three more 0.25-percentage-point rate hikes, raising the federal funds rate to 5.125% by period end. The Fed continued to assert that the greatest enemy that remained was inflationary pressure and reiterated its desire to maintain tight policy that it viewed as necessary to extinguish inflationary risk. The pace of growth in the US continued to slow as the ISM Manufacturing PMI and Services PMI both weakened, with the manufacturing index moving further into contraction territory.

Despite these events, the market continued to move higher. The impending recession that everyone expected didn’t come to fruition in the first half of calendar year 2023. Earnings proved resilient despite the growing pressures from tightening monetary and bank-lending conditions. As a result, valuation multiples

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(price-to-earnings (P/E) ratio) expanded materially, reflecting optimism that the worst of the economic slowdown was over and that earnings expectations had the potential to move higher. Expanding valuation multiples accounted for slightly more than 77% of the gains in the Russell 1000 Growth Index during the second half of the fiscal period.

Market breadth was extremely narrow during this period, and the capitalization-weighted large-cap benchmark significantly outperformed an equal-weighted benchmark. Six mega-cap stocks – Apple Inc., Microsoft Corp., Amazon.com Inc., Alphabet Inc., Tesla Inc., and NVIDIA Corp. – contributed approximately 71% of the Russell 1000 Growth Index’s return for the second half of the fiscal year, 20.6% of the 29.0% return for the period. This concentration was partly driven by the strength in artificial intelligence (AI)-related investments, a theme beginning in early 2023, following the 2022 launch of ChatGPT. Many of these mega-cap stocks are viewed as beneficiaries of AI advances. Further illustrating the concentration of the market’s returns, of the 11 sectors, only information technology (IT), communication services, and consumer discretionary outperformed the benchmark, contributing more than 93% of the period’s return.

Deconstructing the benchmark’s performance in the period’s second half, it outperformed on risk factors such as estimate dispersion, low price, and beta. Growth factors, including projected five-year earnings-per-share (EPS) growth and estimate revisions, also were a source of strength. Quality factors such as ROE and ROC lagged. The market sold what worked in 2022 and returned to the COVID-19 speculative growth playbook.

Within the Fund

For the fiscal year ended June 30, 2023, Delaware Ivy Accumulative Fund advanced, although it underperformed the Fund’s benchmark, the Russell 1000 Growth Index. The Fund’s Class I shares gained 22.04%. The Fund’s Class A shares advanced 21.79% at net asset value and gained 14.76% at maximum offer price. These figures reflect all distributions reinvested. During the same period, the Fund’s benchmark gained 27.11%. For complete, annualized performance of Delaware Ivy Accumulative Fund, please see the table on page 5.

Stock selection in IT and consumer discretionary, along with an underweight to IT, primarily drove the relative underperformance. The leading contributions came from stock selection in financials, communication services, real estate, and healthcare.

Within IT, an underweight to NVIDIA was a drag on performance, as the company has been the biggest proven beneficiary of AI to date. It was held in the portfolio, but its large weight in the benchmark and market-leading returns combined to create a drag on relative performance. A position in Datadog Inc. and an underweight of Apple also hurt relative performance. Overweight exposure to Arista Networks Inc. and HubSpot Inc., both of which contributed to performance, partially offset these headwinds.

Within consumer discretionary, overweight exposures to Figs Inc. and YETI Holdings Inc. had the largest negative impacts on results due to the underperformance of those stocks. While the portfolio held shares of Tesla during the 12-month period, the strong performance combined with underweight exposure resulted in a performance drag relative to the benchmark. An overweight of

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Delaware Ivy Accumulative Fund

Chipotle Mexican Grill Inc. generated relative strength.

In financials, Shift4 Payments Inc. was up significantly as the company continued to beat expectations with its payment processing growth. The business has evolved into more diversified end markets and shown impressive volume growth, but the valuation is becoming quite lofty, particularly in an uncertain macro environment.

Within real estate, an overweight exposure to CoStar Group Inc. contributed the most to performance. A provider of proprietary data for the commercial real estate market and online multifamily marketplace, the company continued to prove the resilience of its business by beating consensus estimates and raising its full-year guidance. An underweight position in Alphabet Inc. benefited relative performance in communication services. The stock struggled through most of 2022 as higher-multiple mega-cap stocks underperformed. An overweight to The Trade Desk Inc. also provided a material boost to relative performance.

Finally, overweight exposure to strong performers Dexcom Inc. and Inspire Medical Systems Inc. helped drive outperformance in healthcare.

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Performance summary

Delaware Ivy Accumulative Fund	June 30, 2023 (Unaudited)

The performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800 523-1918 or visiting delawarefunds.com/performance.

Fund and benchmark performance[1,2]	Average annual total returns through June 30, 2023
	1 year	5 year	10 year
Class A (Est. October 9, 1940)
Excluding sales charge	+21.79%	+4.08%	+7.95%
Including sales charge	+14.76%	+2.85%	+7.31%
Class C (Est. October 6, 1999)
Excluding sales charge	+20.66%	+3.13%	+7.10%
Including sales charge	+20.10%	+3.13%	+7.10%
Class I (Est. July 11, 1995)
Excluding sales charge	+22.04%	+4.29%	+8.17%
Including sales charge	+22.04%	+4.29%	+8.17%
Russell 1000 Growth Index	+27.11%	+15.14%	+15.74%
Russell 3000 Growth Index	+26.60%	+14.39%	+15.26%

1Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some of the periods shown in the “Fund and benchmark performance” table. Expenses for each class are listed on the “Fund expense ratios” table on page 6. Performance would have been lower had expense limitations not been in effect.

Class A shares are sold with a maximum front-end sales charge of 5.75% and have an annual distribution and service (12b-1) fee of 0.25% of average daily net assets. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class C shares are sold with a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first 12 months. They are also subject to an annual 12b-1 fee of 1.00% of average daily net assets. Performance for Class C shares, excluding sales charges, assumes either that CDSCs did not apply or that the investment was not redeemed.

Class I shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class I shares pay no 12b-1 fee.

Risk is increased in a concentrated portfolio since it holds a limited number of securities with each investment having a greater effect on overall performance.

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Performance summary

Delaware Ivy Accumulative Fund

Investments in small and/or medium-sized companies typically exhibit greater risk and higher volatility than larger, more established companies.

The disruptions caused by natural disasters, pandemics, or similar events could prevent the Fund from executing advantageous investment decisions in a timely manner and could negatively impact the Fund’s ability to achieve its investment objective and the value of the Fund’s investments.

2The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. The expense ratios below may differ from the expense ratios in the “Financial highlights” since they are based on different time periods and the expense ratios in the prospectus include acquired fund fees and expenses, if any. See Note 2 in “Notes to financial statements” for additional details. Please see the “Financial highlights” section in this report for the most recent expense ratios.

Fund expense ratios	Class A	Class C	Class I
Total annual operating expenses (without fee waivers)	1.06%	2.08%	0.89%
Net expenses (including fee waivers, if any)	1.06%	1.87%	0.87%
Type of waiver	Contractual	Contractual	Contractual

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Performance of a $10,000 investment1

For the period June 30, 2013 through June 30, 2023

	Starting value	Ending value
Russell 1000 Growth Index	$10,000	$43,154
Russell 3000 Growth Index	$10,000	$41,393
Delaware Ivy Accumulative Fund – Class I shares	$10,000	$21,941
Delaware Ivy Accumulative Fund – Class A shares	$9,425	$20,245

1The “Performance of a $10,000 investment” graph assumes $10,000 invested in Class I and Class A shares of the Fund on June 30, 2013, and includes the effect of a 5.75% front-end sales charge (for Class A shares) and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 6. Please note additional details on pages 5 through 8.

The graph also assumes $10,000 invested in the Russell 1000 Growth Index and the Russell 3000 Growth Index as of June 30, 2013.

The Russell 1000 Growth Index measures the performance of the large-cap growth segment of the US equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 3000 Growth Index measures the performance of the broad growth segment of the US equity universe. It includes those Russell 3000 companies with higher price-to-book ratios and higher forecasted growth values.

The Institute for Supply Management (ISM®) Manufacturing Purchasing Managers’ Index (PMI®), mentioned on page 2, is an indicator of the economic health of the manufacturing sector. The Manufacturing PMI is a composite of five indices with equal weights: New Orders, Production, Employment, Supplier Deliveries, and Inventories. A Manufacturing PMI reading

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Performance summary

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above 50% indicates that the manufacturing economy is generally expanding; below 50% indicates that it is generally contracting.

The Institute for Supply Management (ISM) Services Purchasing Managers’ Index (PMI), mentioned on page 2, is an indicator of the economic health of the services sector. The Services PMI is a composite of four indices with equal weights: Business Activity, New Orders, Employment, and Supplier Deliveries. A Services PMI reading above 50% indicates that the services economy is generally expanding; below 50% indicates that it is generally contracting.

Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance does not guarantee future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	IATAX	46600G879
Class C	IATCX	46600G853
Class I	IATIX	46600G838

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Disclosure of Fund expenses

For the six-month period from January 1, 2023 to June 30, 2023 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from January 1, 2023 to June 30, 2023.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

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Disclosure of Fund expenses

For the six-month period from January 1, 2023 to June 30, 2023 (Unaudited)

Delaware Ivy Accumulative Fund
Expense analysis of an investment of $1,000

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual Fund return†
Class A	$1,000.00	$1,266.80	1.03%	$5.79
Class C	1,000.00	1,261.60	1.89%	10.60
Class I	1,000.00	1,266.40	0.71%	3.99
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.69	1.03%	$5.16
Class C	1,000.00	1,015.42	1.89%	9.44
Class I	1,000.00	1,021.27	0.71%	3.56

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of any investment companies (Underlying Funds) in which it invests. The table above does not reflect the expenses of any Underlying Funds.

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Security type / sector allocations and top 10 equity holdings

Delaware Ivy Accumulative Fund	As of June 30, 2023 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different from another fund’s sector designations.

Security type / sector	Percentage of net assets
Common Stocks	99.45%
Communication Services	8.34%
Consumer Discretionary	14.58%
Consumer Staples	3.39%
Financials	11.26%
Healthcare	14.83%
Industrials	9.72%
Information Technology*	33.40%
Real Estate	3.93%
Short-Term Investments	0.92%
Total Value of Securities	100.37%
Liabilities Net of Receivables and Other Assets	(0.37)%
Total Net Assets	100.00%

*To monitor compliance with the Fund’s concentration guidelines as described in the Fund’s Prospectus and Statement of Additional Information, the Information Technology sector (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940, as amended). The Information Technology sector consisted of Computers, Internet, Semiconductors, Software, and Telecommunications. As of June 30, 2023, such amounts, as a percentage of total net assets were 4.57%, 5.36%, 2.49%, 17.39%, and 3.59%, respectively. The percentage in any such single industry will comply with the Fund’s concentration policy even if the percentage in the Information Technology sector for financial reporting purposes may exceed 25%.

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Security type / sector allocations and top 10 equity holdings

Delaware Ivy Accumulative Fund

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Microsoft	8.64%
Alphabet Class A	5.14%
Visa Class A	4.96%
Amazon.com	4.87%
Apple	4.57%
VeriSign	4.31%
CoStar Group	3.93%
UnitedHealth Group	3.86%
Motorola Solutions	3.59%
Danaher	2.80%

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Schedule of investments

Delaware Ivy Accumulative Fund	June 30, 2023

	Number of shares	Value (US $)
Common Stocks — 99.45% t
Communication Services — 8.34%
Alphabet Class A †	280,928	$33,627,082
Alphabet Class C †	45,185	5,466,029
Electronic Arts	119,072	15,443,638
		54,536,749
Consumer Discretionary — 14.58%
Amazon.com †	244,564	31,881,363
Booking Holdings †	608	1,641,801
Ferrari	45,872	14,918,033
Home Depot	15,048	4,674,511
Lululemon Athletica †	34,458	13,042,353
LVMH Moet Hennessy Louis Vuitton ADR	60,734	11,469,008
NIKE Class B	87,337	9,639,385
Starbucks	47,934	4,748,342
Ulta Beauty †	7,104	3,343,107
		95,357,903
Consumer Staples — 3.39%
Celsius Holdings †	30,181	4,502,703
Coca-Cola	293,489	17,673,908
		22,176,611
Financials — 11.26%
Intercontinental Exchange	153,184	17,322,047
Mastercard Class A	15,149	5,958,102
S&P Global	44,870	17,987,934
Visa Class A	136,497	32,415,307
		73,683,390
Healthcare — 14.83%
Cooper	31,376	12,030,500
Danaher	76,297	18,311,280
Dexcom †	128,193	16,474,083
Intuitive Surgical †	31,928	10,917,460
UnitedHealth Group	52,466	25,217,258
Veeva Systems Class A †	37,056	7,327,083
Zoetis	39,029	6,721,184
		96,998,848
Industrials — 9.72%
Broadridge Financial Solutions	64,933	10,754,853
Cintas	14,571	7,242,953
Equifax	58,519	13,769,521
JB Hunt Transport Services	59,034	10,686,925

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Schedule of investments

Delaware Ivy Accumulative Fund

	Number of shares	Value (US $)
Common Stocks t (continued)
Industrials (continued)
TransUnion	82,055	$6,427,368
United Rentals	7,531	3,354,081
Verisk Analytics	26,150	5,910,685
Waste Connections	37,865	5,412,044
		63,558,430
Information Technology — 33.40%
Adobe †	24,859	12,155,802
Advanced Micro Devices †	29,223	3,328,792
Apple	154,140	29,898,536
Autodesk †	31,423	6,429,460
Intuit	38,080	17,447,875
Microsoft	165,994	56,527,597
Motorola Solutions	80,019	23,467,972
NVIDIA	30,607	12,947,373
Palo Alto Networks †	26,805	6,848,946
Salesforce †	38,802	8,197,311
ServiceNow †	23,150	13,009,605
VeriSign †	124,814	28,204,220
		218,463,489
Real Estate — 3.93%
CoStar Group †	289,042	25,724,738
		25,724,738
Total Common Stocks (cost $547,107,918)		650,500,158

Short-Term Investments — 0.92%
Money Market Mutual Funds — 0.92%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.99%)	1,505,067	1,505,067
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.99%)	1,505,067	1,505,067
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.14%)	1,505,067	1,505,067

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	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.03%)	1,505,067	$1,505,067
Total Short-Term Investments (cost $6,020,268)		6,020,268
Total Value of Securities—100.37% (cost $553,128,186)		$656,520,426

t	Narrow industries are utilized for compliance purposes for concentration whereas broad sectors are used for financial reporting.
†	Non-income producing security.

Summary of abbreviations:

ADR – American Depositary Receipt

S&P – Standard & Poor’s Financial Services LLC

See accompanying notes, which are an integral part of the financial statements.

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Statement of assets and liabilities

Delaware Ivy Accumulative Fund	June 30, 2023

Assets:
Investments, at value*	$656,520,426
Cash	1,819,829
Receivable for fund shares sold	715,331
Dividends receivable	303,013
Receivable for securities sold	187,093
Prepaid expenses	10,000
Foreign tax reclaims receivable	4,662
Other assets	81,642
Total Assets	659,641,996
Liabilities:
Payable for securities purchased	2,857,306
Payable for fund shares redeemed	1,200,017
Investment management fees payable to affiliates	593,803
Other accrued expenses	459,258
Distribution fees payable to affiliates	338,336
Administration expenses payable to affiliates	65,250
Total Liabilities	5,513,970
Total Net Assets	$654,128,026

Net Assets Consist of:
Paid-in capital	$891,123,071
Total distributable earnings (loss)	(236,995,045)
Total Net Assets	$654,128,026

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Net Asset Value
Class A:
Net assets	$556,932,276
Shares of beneficial interest outstanding, unlimited authorization, no par	109,682,473
Net asset value per share	$5.08
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$5.39
Class C:
Net assets	$1,773,614
Shares of beneficial interest outstanding, unlimited authorization, no par	593,083
Net asset value per share	$2.99
Class I:
Net assets	$95,422,136
Shares of beneficial interest outstanding, unlimited authorization, no par	18,228,881
Net asset value per share	$5.23

*Investments, at cost	$553,128,186

See accompanying notes, which are an integral part of the financial statements.

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Statement of operations

Delaware Ivy Accumulative Fund	Year ended June 30, 2023

Investment Income:
Dividends	$1,676,640
Securities lending income	93,117
Foreign tax withheld	(26,633)
1,743,124

Expenses:
Investment advisory fees	5,039,706
Distribution expenses — Class A	1,492,533
Distribution expenses — Class C	18,429
Dividend disbursing and transfer agent fees and expenses	435,709
Accounting and administration expenses	125,018
Custodian fees	123,843
Trustees’ fees and expenses	95,746
Registration fees	86,584
Audit and tax fees	53,619
Legal fees	42,156
Reports and statements to shareholders servicing expenses	20,474
Other	10,550
7,544,367
Less waived distribution expenses — Class C	(4,900)
Less expenses paid indirectly	(1,716)
Total operating expenses	7,537,751
Net Investment Income (Loss)	(5,794,627)

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Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$(307,601,430)
Foreign currencies	(1,468)
Foreign currency exchange contracts	881
Net realized gain (loss)	(307,602,017)

Net change in unrealized appreciation (depreciation) on:
Investments	443,618,899
Foreign currencies	897
Net change in unrealized appreciation (depreciation)	443,619,796
Net Realized and Unrealized Gain (Loss)	136,017,779
Net Increase (Decrease) in Net Assets Resulting from Operations	$130,223,152

See accompanying notes, which are an integral part of the financial statements.

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Statements of changes in net assets

Delaware Ivy Accumulative Fund

	Year ended
	6/30/23	6/30/22
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(5,794,627)	$(14,063,103)
Net realized gain (loss)	(307,602,017)	393,189,726
Net change in unrealized appreciation (depreciation)	443,619,796	(1,213,363,352)
Net increase (decrease) in net assets resulting from operations	130,223,152	(834,236,729)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(223,588,790)	(198,758,302)
Class C	(969,030)	(714,287)
Class I	(50,522,798)	(49,090,256)
Class R6[1]	—	(28,920)
	(275,080,618)	(248,591,765)

Capital Share Transactions:
Proceeds from shares sold:
Class A	15,579,239	23,635,881
Class C	233,932	696,609
Class I	53,713,923	82,535,919
Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	221,112,245	196,056,620
Class C	969,030	714,239
Class I	50,520,720	48,916,734
Class R6[1]	—	28,920
	342,129,089	352,584,922

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	Year ended
	6/30/23	6/30/22
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(254,449,179)	$(237,279,910)
Class B2	—	(168,514)
Class C	(866,673)	(1,317,994)
Class I	(135,739,624)	(174,763,478)
Class R6[1]	(123,558)	(18,434)
	(391,179,034)	(413,548,330)
Decrease in net assets derived from capital share transactions	(49,049,945)	(60,963,408)
Net Decrease in Net Assets	(193,907,411)	(1,143,791,902)

Net Assets:
Beginning of year	848,035,437	1,991,827,339
End of year	$654,128,026	$848,035,437
[1]	Effective July 1, 2021, Class N shares were renamed Class R6 shares.
[2]	On December 10, 2021, all Class B shares were converted into Class A shares. These transactions are included as subscriptions of Class A shares and redemptions of Class B shares in the table above.

See accompanying notes, which are an integral part of the financial statements.

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Financial highlights

Delaware Ivy Accumulative Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of net investment income (loss) to average net assets
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Amount is less than $0.005 per share.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

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Year ended
6/30/23	6/30/22	6/30/21	6/30/20	6/30/19
$7.02	$15.44	$11.18	$10.57	$10.47

(0.05)	(0.11)	(0.08)	(0.05)	— [2]
0.95	(6.28)	5.07	1.54	1.25
0.90	(6.39)	4.99	1.49	1.25

—	(0.10)	—	—	(0.05)
(2.84)	(1.93)	(0.73)	(0.88)	(1.10)
(2.84)	(2.03)	(0.73)	(0.88)	(1.15)

$5.08	$7.02	$15.44	$11.18	$10.57

21.79%	(47.36)%	45.48%	15.01%	13.86%

$556,932	$688,124	$1,578 [4]	$1,185 [4]	$1,141 [4]
1.10%	1.06%	1.04%	1.10%	1.11%
(0.85)%	(0.89)%	(0.56)%	(0.50)%	0.02%
95%	116%	40%	85%	123%

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Financial highlights

Delaware Ivy Accumulative Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[3]	Net assets reported in millions.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

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Year ended
6/30/23	6/30/22	6/30/21	6/30/20	6/30/19
$5.34	$12.28	$9.07	$8.81	$8.90

(0.06)	(0.18)	(0.17)	(0.12)	(0.08)
0.55	(4.79)	4.07	1.26	1.04
0.49	(4.97)	3.90	1.14	0.96

—	(0.04)	—	—	—
(2.84)	(1.93)	(0.69)	(0.88)	(1.05)
(2.84)	(1.97)	(0.69)	(0.88)	(1.05)

$2.99	$5.34	$12.28	$9.07	$8.81

20.66%	(47.80)%	43.94%	13.99%	12.88%

$1,774	$2,077	$5 [3]	$3 [3]	$3 [3]
1.92%	1.99%	2.03%	2.06%	2.07%
2.18%	2.08%	2.04%	2.14%	2.15%
(1.66)%	(1.83)%	(1.53)%	(1.46)%	(0.97)%
(1.92)%	(1.92)%	(1.54)%	(1.54)%	(1.05)%
95%	116%	40%	85%	123%

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Financial highlights

Delaware Ivy Accumulative Fund Class I

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[3]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

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Year ended
6/30/23	6/30/22	6/30/21	6/30/20	6/30/19
$7.13	$15.63	$11.31	$10.65	$10.55

(0.03)	(0.09)	(0.05)	(0.03)	0.03
0.97	(6.36)	5.11	1.57	1.25
0.94	(6.45)	5.06	1.54	1.28

—	(0.12)	—	—	(0.08)
(2.84)	(1.93)	(0.74)	(0.88)	(1.10)
(2.84)	(2.05)	(0.74)	(0.88)	(1.18)

$5.23	$7.13	$15.63	$11.31	$10.65

22.04%	(47.24)%[3]	45.60%[3]	15.38%[3]	14.07%[3]

$95,422	$157,719	$409 [4]	$289 [4]	$261 [4]
0.79%	0.87%	0.87%	0.87%	0.87%
0.79%	0.89%	0.88%	0.91%	0.91%
(0.57)%	(0.70)%	(0.39)%	(0.28)%	0.25%
(0.57)%	(0.72)%	(0.40)%	(0.32)%	0.21%
95%	116%	40%	85%	123%

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Notes to financial statements

Delaware Ivy Accumulative Fund	June 30, 2023

Ivy Funds (Trust) is organized as a Delaware statutory trust and offers 39 series. These financial statements and the related notes pertain to Delaware Ivy Accumulative Fund. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act). The Fund offers Class A, Class C, and Class I shares. Effective December 10, 2021, all remaining shares of Class B were converted to Class A shares. On December 2, 2022, Class R6 shares were liquidated. Class A shares are sold with a maximum front-end sales charge of 5.75%. There is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1 million or more of Class A shares, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. Class C shares have no upfront sales charge, but are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Class I shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

1. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Open-end investment companies, other than ETFs, are valued at their published net asset value (NAV). Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund's valuation designee, Delaware Management Company (DMC). Subject to the oversight of the Trust's Board of Trustees (Board), DMC, as valuation designee, has adopted policies and procedures to fair value securities for which market quotations are not readily available consistent with the requirements of Rule 2a-5 under the 1940 Act. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities and private placements are valued at fair value.

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to

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be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the year ended June 30, 2023, and for all open tax years (years ended June 30, 2020–June 30, 2022), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the year ended June 30, 2023, the Fund did not incur any interest or tax penalties.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. These gains and losses are included on the “Statement of operations” under “Net realized gain (loss) on investments.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Derivative Financial Instruments — The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund successful use of a derivative financial instrument depends on the investment adviser's ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

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Notes to financial statements

Delaware Ivy Accumulative Fund

1. Significant Accounting Policies (continued)

Segregation and Collateralization — In certain cases, based on requirements and agreements with certain exchanges and third-party broker-dealers, the Fund may deliver or receive collateral in connection with certain investments (e.g., futures contracts, foreign currency exchange contracts, options written, securities with extended settlement periods, and swaps). Certain countries require that cash reserves be held while investing in companies incorporated in that country. These cash reserves and cash collateral that has been pledged/received to cover obligations of the Fund under derivative contracts, if any, will be reported separately on the “Statement of assets and liabilities” as cash collateral due to/from broker. Securities collateral pledged for the same purpose, if any, is noted on the “Schedule of investments.”

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and capital gain distributions from any investment companies (Underlying Funds) in which the Fund invests are recorded on the ex-dividend date. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, at least annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.”

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2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays DMC, a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.70% of net assets up to $1 billion, 0.65% of net assets over $1 billion and up to $2 billion, 0.60% of net assets over $2 billion and up to $3 billion, and 0.55% of net assets over $3 billion.

DMC, DDLP and/or Delaware Investments Fund Services Company (DIFSC), the Fund's transfer agent, have contractually agreed to waive all or a portion of fees and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.87% of the Fund's average daily net assets from October 27, 2022 through October 27, 2023 for all share classes. These waivers and reimbursements may only be terminated by agreement of DMC, DDLP and/or the Fund, as applicable. Prior to October 27, 2022, DMC and DIFSC had contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: Class C shares at 1.99%; and Class I Shares at 0.87%. Prior to October 27, 2022, Class A Shares had no expense limitation.

DMC may seek investment advice and recommendations from its affiliate, Macquarie Investment Management Global Limited (MIMGL) and may permit MIMGL to execute Fund security trades on behalf of DMC and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize MIMGL's specialized market knowledge. For these services, DMC, not the Fund, may pay MIMGL a portion of its investment management fee.

DIFSC, an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; 0.0025% of the next $45 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the year ended June 30, 2023, the Fund paid $25,105 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC's fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next $20 billion; 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of

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Notes to financial statements

Delaware Ivy Accumulative Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

$75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the year ended June 30, 2023, the Fund paid $44,616 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25% and 1.00% of the average daily net assets of the Class A and Class C shares, respectively. The fees are calculated daily and paid monthly. Class I shares do not pay a 12b-1 fee.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Fund. For the year ended June 30, 2023, the Fund paid $25,150 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the year ended June 30, 2023, DDLP earned $23,966 for commissions on sales of the Fund’s Class A shares. For the year ended June 30, 2023, DDLP received gross CDSC commissions of $2,596 and $1,540 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs in which it invests. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.

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3. Investments

For the year ended June 30, 2023, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$680,553,886
Sales	1,011,177,518

The tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be the final tax cost basis adjustments but which approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes for the Fund were as follows:

Cost of investments	$557,191,554
Aggregate unrealized appreciation of investments	$103,875,231
Aggregate unrealized depreciation of investments	(4,546,359)
Net unrealized appreciation of investments	$99,328,872

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund's own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

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Notes to financial statements

Delaware Ivy Accumulative Fund

3. Investments (continued)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2023:

Level 1
Securities
Assets:
Common Stocks	$650,500,158
Short-Term Investments	6,020,268
Total Value of Securities	$656,520,426

During the year ended June 30, 2023, there were no transfers into or out of Level 3 investments. The Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting year.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets. During the year ended June 30, 2023, there were no Level 3 investments.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended June 30, 2023 and 2022 were as follows:

	Year ended
	6/30/23	6/30/22
Ordinary income	$—	$94,491,340
Long-term capital gains	275,080,618	154,100,425
Total	$275,080,618	$248,591,765

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5. Components of Net Assets on a Tax Basis

As of June 30, 2023, the components of net assets on a tax basis were as follows:

Shares of beneficial interest	$891,123,071
Qualified late year loss deferrals	(1,446,229)
Capital loss carryforwards	(334,670,017)
Deferred directors fees	(207,671)
Unrealized appreciation (depreciation) of investments and foreign currencies	99,328,872
Net assets	$654,128,026

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

Qualified late year ordinary and capital losses (including currency and specified gain/loss items) represent losses realized from January 1, 2023 through June 30, 2023 and November 1, 2022 through June 30, 2023, respectively, that in accordance with federal income tax regulations, the Fund has elected to defer and treat as having arisen in the following fiscal year.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to net operating losses. Results of operations and net assets were not affected by these reclassifications. For the year ended June 30, 2023, the Fund recorded the following reclassifications:

Paid-in capital	$(11,006,306)
Total distributable earnings (loss)	11,006,306

At June 30, 2023, the Fund has capital loss carryforwards available to offset future realized capital gains as follows:

Loss carryforward character
Short-term	Long-term	Total
$277,680,086	$56,989,931	$334,670,017

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Notes to financial statements

Delaware Ivy Accumulative Fund

6. Capital Shares

Transactions in capital shares were as follows:

	Year ended
	6/30/23	6/30/22
Shares sold:
Class A	3,140,808	1,846,064
Class C	58,527	80,912
Class I	8,466,307	7,284,189

Shares issued upon reinvestment of dividends and distributions:
Class A	53,151,982	15,174,661
Class C	393,914	72,365
Class I	11,803,906	3,731,254
Class R6[1]	—	2,219
	77,015,444	28,191,664

Shares redeemed:
Class A	(44,636,197)	(21,198,449)
Class B2	—	(14,035)
Class C	(248,701)	(149,836)
Class I	(24,158,563)	(15,056,991)
Class R6[1]	(16,236)	(1,090)
	(69,059,697)	(36,420,401)
Net increase (decrease)	7,955,747	(8,228,737)
[1]	Effective July 1, 2021, Class N shares were renamed Class R6 shares.
[2]	On December 10, 2021, all Class B shares were converted into Class A shares. These transactions are included as subscriptions of Class A shares and redemptions of Class B shares in the table above.

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the table above and on the “Statements of changes in net assets.” For the years ended June 30, 2023 and 2022, the Fund had the following exchange transactions:

	Exchange Redemptions				Exchange Subscriptions
	Class A	Class B	Class C	Class I	Class A	Class I
	Shares	Shares	Shares	Shares	Shares	Shares	Value
Year ended
6/30/23	669,263	—	2,837	10,195	12,331	649,280	$3,108,588
6/30/22	138,381	8,101	9,619	16,344	28,119	138,570	2,103,820

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7. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $355,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants were charged an annual commitment fee of 0.15%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on October 31, 2022.

On October 31, 2022, the Fund, along with the other Participants, entered into an amendment to the Agreement for a $355,000,000 revolving line of credit to be used as described above. It operates in substantially the same manner as the original Agreement. Under the amendment to the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The line of credit available under the Agreement expires on October 30, 2023.

The Fund had no amounts outstanding as of June 30, 2023, or at any time during the year then ended.

8. Interfund Lending Program

Pursuant to an exemptive order issued by the SEC (Order), the Ivy Funds and Ivy Variable Insurance Portfolios (collectively, the Funds, only for purposes of this Note 8) have the ability to lend money to, and borrow money from, each other pursuant to a master interfund lending agreement (Interfund Lending Program). Under the Interfund Lending Program, the Funds may lend or borrow money for temporary purposes directly to or from one another (each, an Interfund Loan), subject to meeting the conditions of the Order. The interest rate to be charged on an Interfund Loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. This program is in existence but is not currently in use. The Funds made no Interfund Loans under the Interfund Lending Program during the year ended June 30, 2023.

9. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also enter into these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Fund may enter into these contracts to facilitate or expedite

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Notes to financial statements

Delaware Ivy Accumulative Fund

9. Derivatives (continued)

the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. No foreign currency exchange contracts were outstanding at June 30, 2023.

During the year ended June 30, 2023, the Fund entered into foreign currency exchange contracts to facilitate or expedite the settlement of portfolio transactions.

During the year ended June 30, 2023, the Fund experienced net realized gains or losses attributable to foreign currency holdings, which is disclosed as on the “Statement of operations.”

10. Securities Lending

The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

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Cash collateral received by the Fund is generally invested in an individual separate account. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund's cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

At June 30, 2023, the Fund had no securities out on loan.

11. Credit and Market Risk

The global outbreak of COVID-19 resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally.

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Notes to financial statements

Delaware Ivy Accumulative Fund

11. Credit and Market Risk (continued)

The duration of the outbreak, its full economic impact and ongoing effects at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on a Fund's performance.

Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the NAV of the Fund to fluctuate.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of June 30, 2023, there were no Rule 144A securities held by the Fund.

12. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

13. New Regulatory Pronouncement

In October 2022, the Securities and Exchange Commission (SEC) adopted a rule and form amendments relating to tailored shareholder reports for mutual funds and ETFs; and fee information in investment company advertisements. The rule and form amendments will require mutual funds and ETFs to transmit streamlined shareholder reports that highlight key information to investors. The rule amendments will require that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective in January 2023 and there is an 18-month transition period after the effective date of the amendment with a compliance date of July 2024.

14. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2023, that would require recognition or disclosure in the Fund's financial statements.

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Report of independent
registered public accounting firm

To the Board of Trustees of Ivy Funds and Shareholders of Delaware Ivy Accumulative Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Delaware Ivy Accumulative Fund (one of the funds constituting Ivy Funds, referred to hereafter as the “Fund”) as of June 30, 2023, the related statement of operations for the year ended June 30, 2023, the statement of changes in net assets for each of the two years in the period ended June 30, 2023, including the related notes, and the financial highlights for each of the three years in the period ended June 30, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended June 30, 2023 and the financial highlights for each of the three years in the period ended June 30, 2023 in conformity with accounting principles generally accepted in the United States of America.

The financial statements of the Fund as of and for the year ended June 30, 2020 and the financial highlights for each of the years ended on or prior to June 30, 2020 (not presented herein, other than the financial highlights) were audited by other auditors, whose report dated August 14, 2020 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2023 by correspondence with the custodian, transfer agents and brokers. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
August 18, 2023

We have served as the auditor of one or more investment companies in Delaware Funds by Macquarie® since 2010.

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Other Fund information (Unaudited)

Delaware Ivy Accumulative Fund

Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.

The Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Board has designated a member of the US Operational Risk Group of Macquarie Asset Management as the Program Administrator for each Fund in the Trust.

As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of the Fund’s liquidity risk; (2) classification of each of the Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments if, immediately after the acquisition, the Fund would hold more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

In assessing and managing the Fund’s liquidity risk, the Program Administrator considers, as relevant, a variety of factors, including: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or to sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. The Fund primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.

At a meeting of the Board held on May 23-25, 2023, the Program Administrator provided a written report to the Board addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from April 1, 2022 through March 31, 2023. The report concluded that the Program is appropriately designed and effectively implemented and that it meets the requirements of Rule 22e-4 and the Fund’s liquidity needs. The Fund’s HLIM is set at an appropriate level and the Fund complied with its HLIM at all times during the reporting period.

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Tax Information

The information set forth below is for the Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of the Fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

All disclosures are based on financial information available as of the date of this annual report and, accordingly are subject to change. For any and all items requiring reporting, it is the intention of the Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For the year ended June 30, 2023, the Fund reports distributions paid during the year as follows:

(A) Long-Term Capital Gains Distributions (Tax Basis)	100.00%
Total Distributions (Tax Basis)	100.00%

(A)	is based on a percentage of the Fund's total distributions.

Form N-PORT and proxy voting information

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at delawarefunds.com/literature.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

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Board of trustees and officers addendum

Delaware Funds by Macquarie®

A mutual fund is governed by a Board of Trustees (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

Name, Address, and Birth Year	Position(s) Held with the Trust	Length of Time Served[1]	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Interested Trustee

Shawn K. Lytle[2] 100 Independence 610 Market Street Philadelphia, PA 19106-2354 1970	President, Chief Executive Officer, and Trustee	President and Chief Executive Officer since August 2015 Trustee since September 2015	116	Macquarie Asset Management[3] (2015–Present) -Global Head of Macquarie Asset Management Public Investments (2019–Present) -Head of Americas of Macquarie Group (2017–Present)	None

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Name, Address, and Birth Year	Position(s) Held with the Trust	Length of Time Served[1]	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Independent Trustees

Jerome D. Abernathy 100 Independence 610 Market Street Philadelphia, PA 19106-2354 1959	Trustee	Since January 2019	116	Stonebrook Capital Management, LLC (financial technology: macro factors and databases) -Managing Member (1993-Present)	None

Ann D. Borowiec 100 Independence 610 Market Street Philadelphia, PA 19106-2354 1958	Trustee	Since March 2015	116	J.P. Morgan Chase & Co. (1987-2013) -Chief Executive Officer, Private Wealth Management (2011–2013)	Banco Santander International (2016–2019) Santander Bank, N.A. (2016-2019)

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Board of trustees and officers addendum

Delaware Funds by Macquarie®

Name, Address, and Birth Year	Position(s) Held with the Trust	Length of Time Served[1]	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years

Joseph W. Chow 100 Independence 610 Market Street Philadelphia, PA 19106-2354 1953	Trustee	Since January 2013	116	Private Investor
(2011–Present)
State Street Bank and Trust Company
(1996-2011)
				-Executive Vice President of Enterprise Risk Management and Emerging Economies Strategy; and Chief Risk and Corporate Administration Officer	None

H. Jeffrey Dobbs 100 Independence 610 Market Street Philadelphia, PA 19106-2354 1955	Trustee	Since April 2019[4]	116	KPMG LLP (2002-2015) -Global Sector Chairman, Industrial Manufacturing (2010-2015)	TechAccel LLC (2015–Present) PatientsVoices, Inc. (2018–Present) Valparaiso University Board (2012-Present) Ivy Funds Complex (2019-2021)

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Name, Address, and Birth Year	Position(s) Held with the Trust	Length of Time Served[1]	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years

John A. Fry 100 Independence 610 Market Street Philadelphia, PA 19106-2354 1960	Trustee	Since January 2001	116	Drexel University -President (2010–Present)	Federal Reserve Bank of Philadelphia
(2020–Present)
Kresge Foundation
(2018-Present)
FS Credit Real Estate Income Trust, Inc.
(2018–Present)
vTv Therapeutics Inc.
(2017–Present)
Community Health Systems
(2004–Present)
Drexel Morgan & Co.
(2015–2019)

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Board of trustees and officers addendum

Delaware Funds by Macquarie®

Name, Address, and Birth Year	Position(s) Held with the Trust	Length of Time Served[1]	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years

Joseph Harroz, Jr. 100 Independence 610 Market Street Philadelphia, PA 19106-2354 1967	Trustee	Since November 1998[4]	116	University of Oklahoma
-President
(2020–Present)
-Interim President
(2019–2020)
-Vice President and Dean, College of Law
(2010–2019)
Brookhaven Investments LLC (commercial enterprises) -Managing Member
(2019–Present)
St. Clair, LLC
(commercial enterprises)
-Managing Member
				(2019–Present)	OU Medicine, Inc. (2020–Present) Big 12 Athletic Conference (2019-Present) Valliance Bank (2007–Present) Ivy Funds Complex (1998-2021)

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Name, Address, and Birth Year	Position(s) Held with the Trust	Length of Time Served[1]	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years

Sandra A.J. Lawrence 100 Independence 610 Market Street Philadelphia, PA 19106-2354 1957	Trustee	Since April 2019[4]	116	Children’s Mercy Hospitals and Clinics (2005–2019) -Chief Administrative Officer (2016–2019)	Brixmor Property Group Inc.
(2021-Present)
Sera Prognostics Inc. (biotechnology)
(2021-Present)
Recology (resource recovery)
(2021-Present)
Evergy, Inc., Kansas City Power & Light Company, KCP&L Greater Missouri Operations Company, Westar Energy, Inc. and Kansas Gas and Electric Company (related utility companies)
(2018-Present)
National Association of Corporate Directors
(2017-Present)
American Shared Hospital Services (medical device)
(2017-2021)
Ivy Funds Complex (2019-2021)

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Board of trustees and officers addendum

Delaware Funds by Macquarie®

Name, Address, and Birth Year	Position(s) Held with the Trust	Length of Time Served[1]	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years

Frances A. Sevilla-Sacasa 100 Independence 610 Market Street Philadelphia, PA 19106-2354 1956	Trustee	Since September 2011	116	Banco Itaú International-Chief Executive Officer (2012–2016) Bank of America, U.S. Trust Private Wealth -President (2007-2008) U.S. Trust Corp. -President & CEO (2005-2007)	Invitation Homes Inc.
(2023-Present) Florida Chapter of National Association of Corporate Directors
(2021-Present)
Callon Petroleum Company
(2019-Present)
Camden Property Trust
(2011-Present)
New Senior Investment Group Inc. (REIT) (2021) Carrizo Oil & Gas,
					Inc. (2018-2019)

Thomas K. Whitford 100 Independence 610 Market Street Philadelphia, PA 19106-2354 1956	Chair and Trustee	Trustee since January 2013 Chair since January 2023	116	PNC Financial Services Group (1983–2013) -Vice Chairman (2009-2013)	HSBC USA Inc. (2014–2022) HSBC North America Holdings Inc. (2013–2022)

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Name, Address, and Birth Year	Position(s) Held with the Trust	Length of Time Served[1]	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years

Christianna Wood 100 Independence 610 Market Street Philadelphia, PA 19106-2354 1959	Trustee	Since January 2019	116	Gore Creek Capital, Ltd.
-Chief Executive Officer and President
(2009–Present)
Capital Z Asset Management
-Chief Executive Officer
(2008-2009)
California Public Employees’ Retirement System (CalPERS)
-Senior Investment Officer of Global Equity
(2002-2008)	The Merger Fund
(2013–2021),
The Merger Fund VL
(2013–2021),
WCM Alternatives: Event-Driven Fund (2013–2021),
and WCM Alternatives: Credit Event Fund (2017–2021)
Grange Insurance
(2013–Present)
H&R Block Corporation
(2008–2022)
International Securities Exchange
(2010-2018)
Vassar College Trustee
(2006-2018)

51

Table of Content

Board of trustees and officers addendum

Delaware Funds by Macquarie®

Name, Address, and Birth Year	Position(s) Held with the Trust	Length of Time Served[1]	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years

Janet L. Yeomans 100 Independence 610 Market Street Philadelphia, PA 19106-2354 1948	Trustee	Since April 1999	116	3M Company (1995-2012) -Vice President and Treasurer (2006–2012)	Temple University Hospital (2017-Present) Pennsylvania State System of Higher Education (2018-Present)
Officers
David F. Connor 100 Independence 610 Market Street Philadelphia, PA 19106-2354 1963	Senior Vice President, General Counsel, and Secretary	Senior Vice President, since May 2013; General Counsel since May 2015; Secretary since October 2005	116	David F. Connor has served in various capacities at different times at Macquarie Asset Management.	None[5]

Daniel V. Geatens 100 Independence 610 Market Street Philadelphia, PA 19106-2354 1972	Senior Vice President and Treasurer	Senior Vice President and Treasurer since October 2007	116	Daniel V. Geatens has served in various capacities at different times at Macquarie Asset Management.	None[5]

52

Table of Content
Name, Address, and Birth Year	Position(s) Held with the Trust	Length of Time Served[1]	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years

Richard Salus 100 Independence 610 Market Street Philadelphia, PA 19106-2354 1963	Senior Vice President and Chief Financial Officer	Senior Vice President and Chief Financial Officer since November 2006	116	Richard Salus has served in various capacities at different times at Macquarie Asset Management.	None

[1] “Length of Time Served” refers to the time since the Trustee or officer began serving one or more of the Trusts in the Delaware Funds complex.

[2] Shawn K. Lytle is considered to be an “Interested Trustee” because he is an executive officer of the Funds’ investment advisor.

[3] Macquarie Asset Management is the marketing name for certain companies comprising the asset management division of Macquarie Group, including the Funds’ investment advisor, principal underwriter, and transfer agent.

[4] Includes time served on the Board of the Ivy Funds complex prior to the date when the Ivy Funds joined the Delaware Funds complex.

[5] David F. Connor and Daniel V. Geatens serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment manager, principal underwriter, and transfer agent as the Funds. Mr. Geatens also serves as the Chief Financial Officer of the Optimum Fund Trust.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

53

Annual report

Delaware Ivy Wilshire Global Allocation Fund

June 30, 2023

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.
Visit delawarefunds.com/edelivery.

Experience Delaware Funds by Macquarie®

Macquarie Asset Management (MAM) is a global asset manager that aims to deliver positive impact for everyone. MAM Public Investments traces its roots to 1929 and partners with institutional and individual clients to deliver specialist active investment capabilities across global equities, fixed income, and multi-asset solutions using a conviction-based, long-term approach to investing. In the US, retail investors recognize our Delaware Funds by Macquarie family of funds as one of the oldest mutual fund families.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Ivy Wilshire Global Allocation Fund at delawarefunds.com/literature.

Manage your account online
● Check your account balance and transactions
● View statements and tax forms
● Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is a full-service asset manager offering a diverse range of products across public and private markets including fixed income, equities, multi-asset solutions, private credit, infrastructure, renewables, natural assets, real estate, and asset finance. The Public Investments business is a part of MAM and includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

The Fund is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

The Fund is governed by US laws and regulations.

This annual report is for the information of Delaware Ivy Wilshire Global Allocation Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

Unless otherwise noted, views expressed herein are current as of June 30, 2023, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2023 Macquarie Management Holdings, Inc.

Portfolio management review

Delaware Ivy Wilshire Global Allocation Fund	June 30, 2023 (Unaudited)

Performance preview (for the year ended June 30, 2023)
Delaware Ivy Wilshire Global Allocation Fund (Class I shares)	1-year return	+10.04%
Delaware Ivy Wilshire Global Allocation Fund (Class A shares)	1-year return	+9.76%
65% MSCI ACWI (All Country World Index) Index (net) / 35% Bloomberg Multiverse Index (USD Hedged) (benchmark)	1-year return	+11.04%
MSCI ACWI Index (net) (benchmark)	1-year return	+16.53%
Bloomberg Multiverse Index (USD Hedged) (benchmark)	1-year return	+0.90%

Past performance does not guarantee future results.

For complete, annualized performance for Delaware Ivy Wilshire Global Allocation Fund, please see the table on page 4.

Class I shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class I shares pay no distribution and service fee.

The performance of Class A shares excludes the applicable sales charge. The performance of both Class I shares and Class A shares reflects the reinvestment of all distributions.

Please see pages 7 and 8 for a description of the indices. Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Investment objective

The Fund seeks to provide total return.

As the Fed continues its efforts to tame inflation, the economy appears more resilient than expected. That resilience may lead to the Fed overtightening and causing a recession, though there is still a realistic possibility that the economy could experience a Goldilocks “soft landing.” While corporate earnings growth has slowed, the US labor market remains robust, with an unemployment rate of less than 4% and more than one million jobs added since 2022 (source: Bloomberg).

Market review

As the world moved into the post-COVID-19 era, focus began to shift away from rising central bank interest rates and toward unexpectedly strong economic growth and falling inflation. The MSCI ACWI Index (net) gained 16.5% for the fiscal year ended June 30, 2023, as inflation around the globe began to moderate.

The US Federal Reserve raised the federal funds rate seven times during the fiscal year. Of the seven rate hikes, three were 0.75-percentage-point increases, demonstrating the Fed’s commitment to fighting elevated inflation. Outside of the US, the European Central Bank (ECB) took an aggressive stance toward fighting inflation. As of the end of the fiscal year, the ECB raised its key rate to 3.25%, the highest level in 20 years.

Portfolio management review
Delaware Ivy Wilshire Global Allocation Fund

During the first quarter of 2023, banking weakness appeared in Europe and the US, as depositor outflows accelerated due to concerns about the stability of the banking sector. Credit Suisse, Silicon Valley Bank, and Signature Bank experienced billions in depositor outflows, which ultimately helped cause their demise and led to acquisitions. The risk of financial sector meltdown appears to have been mitigated due to the immediate response from US authorities, in the case of Silicon Valley Bank and Signature Bank, though issues persist concerning depositor outflows.

Domestic value equities substantially outperformed growth equities in 2022 when interest rates rose from ultra-low levels. This affected the discount rate applied to growth equities. The Fed’s interest rate increases tapered off going into 2023. Investors then began bidding up companies with a strong growth outlook, leading to significant outperformance of growth equities during the first half of 2023. For the fiscal year, the Russell 1000® Growth Index outperformed the Russell 1000® Value Index by nearly 16%. Although excitement surrounding artificial intelligence (AI) has helped propel growth equities so far in 2023, the overall equity market rally has been very narrow, with only a handful of names accounting for a large portion of the domestic market gains from January through June.

Source: Bloomberg, unless otherwise noted.

Within the Fund

For the fiscal year ended June 30, 2023, Delaware Ivy Wilshire Global Allocation Fund posted a positive return but underperformed its benchmark, 65% MSCI ACWI Index (net) / 35% Bloomberg Multiverse USD Hedged Index. The Fund’s Class I shares gained 10.04%. The Fund’s Class A shares advanced 9.76% at net asset value and gained 3.46% at maximum offer price. These figures reflect all distributions reinvested. For the same period, the Fund’s benchmark gained 11.04%. For complete, annualized performance of Delaware Ivy Wilshire Global Allocation Fund, please see the table on page 4.

The Fund ended the fiscal year with about 33.6% allocated to fixed income products, 39.1% allocated to domestic equity products, and 27.3% allocated to foreign equity and global real estate products. Among the underlying affiliated mutual funds, Delaware Ivy International Core Equity Fund was the largest allocation at the close of the fiscal year at about 15%, followed by Delaware Ivy Large Cap Growth Fund at roughly 13%.

For the fiscal year, fund selection contributed to performance, while stylistic tilts (either dynamic or structural) detracted from performance relative to the Fund’s blended benchmark. On the fund selection front, the strongest three alpha contributors were Delaware Ivy International Core Equity Fund, Delaware Ivy International Value Fund, and Delaware Ivy Systematic Emerging Markets Equity Fund. Conversely, the three largest alpha detractors were Delaware Value® Fund, Delaware Ivy International Small Cap Fund, and Delaware Ivy Government Securities Fund.

From an allocation standpoint, the Fund’s overweight position to emerging markets within foreign equity for most of the fiscal year detracted from performance, as emerging markets equities – mainly China – struggled to keep pace with developed market equities, even after China’s post-COVID-19 reopening. Secondly, the decision to increase the allocation to investment grade versus high yield fixed income during the second quarter of 2023 weighed on the Fund’s performance as high yield outperformed US government securities due to better-than-expected economic conditions. Finally, the decision to overweight small-cap stocks versus large-cap stocks during the first quarter of 2023 also weighed on Fund results as less-profitable small-cap stocks could not keep pace with the significant return generated by a handful of very large mega-cap stocks.

The Fund’s structural overweight to below-investment-grade credit and emerging markets debt, relative to its blended benchmark, was beneficial since credit held up better than government issues as interest rates rose sharply during 2022 and emerging markets debt was a material foreign fixed income contributor in the second half of the fiscal year.

Allocation changes and opportunities ahead

The Fund’s allowable allocation ranges are wide, but we anticipate equity investments will range from 45% to 85% and fixed income investments will range from 15% to 55% during most market environments. The Fund’s long-term strategic target is a 65% allocation to equities and 35% to global fixed income.

Allocation shifts were relatively gradual during each trading event, as most of the trading took allocations back to their target weights after equity market gains or losses. There were several modest allocation changes made within the Fund during the fiscal year.

The Fund had an overweight exposure to emerging markets equities, relative to international developed markets, from July 2022 that was trimmed in February 2023 and then the overweight was fully eliminated in May 2023. In February 2023, we reduced the Fund’s exposure to large-cap stocks relative to domestic small-cap equities but unwound that overweight in May 2023. On the fixed income side, overweight exposure to credit was implemented throughout the first three quarters of the fiscal year. In May 2023, the Fund was repositioned more defensively, and we added higher-quality fixed income (and reduced lower-quality credit) as concerns regarding valuations and the economy led to us migrating toward “safe-haven” fixed income assets.

At the end of the fiscal year, the Fund is positioned neutral in terms of market cap and style within equities. Relative to the MSCI ACWI Index, the Fund is roughly neutral US relative to foreign equity exposure, including emerging markets equities. Within fixed income, the Fund is tilted toward high-quality fixed income such as Treasury or investment grade securities, relative to its long-term strategic target. It remains marginally overweight credit relative to the high-quality Bloomberg Multiverse USD Hedged Index. In terms of duration, the Fund is positioned to be slightly underweight to its fixed income benchmark, but roughly neutral to strategic targets.

As the Fed continues its efforts to tame inflation, the economy appears more resilient than expected. That resilience may lead to the Fed overtightening and causing a recession, though there is still a realistic possibility that the economy could experience a Goldilocks “soft landing.” While corporate earnings growth has slowed, the US labor market remains robust, with an unemployment rate of less than 4% and more than one million jobs added since 2022 (source: Bloomberg).

Performance summary

Delaware Ivy Wilshire Global Allocation Fund	June 30, 2023 (Unaudited)

The performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800 523-1918 or visiting delawarefunds.com/performance.

Fund and benchmark performance[1,2]	Average annual total returns through June 30, 2023
	1 year	5 year	10 year	Lifetime
Class A (Est. March 9, 1995)
Excluding sales charge	+9.76%	+4.52%	+3.89%	—
Including sales charge	+3.46%	+3.28%	+3.28%	—
Class C (Est. October 5, 1999)
Excluding sales charge	+8.84%	+3.70%	+3.21%	—
Including sales charge	+7.86%	+3.70%	+3.21%	—
Class I (Est. September 27, 1995)
Excluding sales charge	+10.04%	+4.85%	+4.21%	—
Including sales charge	+10.04%	+4.85%	+4.21%	—
Class R6 (Est. February 26, 2018)
Excluding sales charge	+10.12%	+4.88%	—	+4.02%
Including sales charge	+10.12%	+4.88%	—	+4.02%
65% MSCI ACWI Index (net) / 35% Bloomberg Multiverse Index (USD Hedged)	+11.04%	+5.88%	+6.65%	—
MSCI ACWI Index (net)	+16.53%	+8.10%	+8.75%	—
Bloomberg Multiverse Index (USD Hedged)	+0.90%	+1.02%	+2.23%	—

1Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some of the periods shown in the “Fund and benchmark performance” table. Expenses for each class are listed on the “Fund expense ratios” table on page 6. If applicable, performance would have been lower had expense limitations not been in effect.

Class A shares are sold with a maximum front-end sales charge of 5.75% and have an annual distribution and service (12b-1) fee of 0.25% of average daily net assets. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class C shares are sold with a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first 12 months. They are also subject to an annual 12b-1 fee of 1.00% of average daily net assets. Performance for Class C shares, excluding sales charges, assumes either that CDSCs did not apply or that the investment was not redeemed.

Class I shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class I shares pay no 12b-1 fee.

Effective July 1, 2021, Class N shares were renamed Class R6 shares. Class R6 shares are available only to certain investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries. Class R6 shares pay no 12b-1 fee.

The performance of the Fund will depend on the success of the allocations among the chosen underlying funds, and in general, the Fund is subject to the same risks as those of its underlying funds.

International investments entail risks including fluctuation in currency values, differences in accounting principles, or economic or political instability. Investing in emerging markets can be riskier than investing in established foreign markets due to increased volatility, lower trading volume, and higher risk of market closures. In many emerging markets, there is substantially less publicly available information and the available information may be incomplete or misleading. Legal claims are generally more difficult to pursue.

Fixed income securities and bond funds can lose value, and investors can lose principal as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt. This includes prepayment risk, the risk that the principal of a bond that is held by a portfolio will be prepaid prior to maturity at the time when interest rates are lower than what the bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.

Restricted securities, which include private placements, are securities that are subject to legal or contractual restrictions on resale, and there can be no assurance of a ready market for resale.

Privately placed securities and other restricted securities will have the effect of increasing the level of Fund illiquidity to the extent that the Fund finds it difficult to sell these securities when management believes it is desirable to do so, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, and the prices realized could be less than those originally paid or less than the fair market value.

IBOR risk is the risk that changes related to the use of the London interbank offered rate (LIBOR) or similar rates (such as EONIA) could have adverse impacts on financial instruments that reference these rates. The abandonment of these rates and transition to alternative rates could affect the value and liquidity of instruments that reference them and could affect investment strategy performance.

The disruptions caused by natural disasters, pandemics, or similar events could prevent the Fund from executing advantageous investment decisions in a timely manner and could negatively impact the Fund’s ability to achieve its investment objective and the value of the Fund’s investments.

Performance summary
Delaware Ivy Wilshire Global Allocation Fund

2The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. The expense ratios below may differ from the expense ratios in the “Consolidated Financial highlights” since they are based on different time periods and the expense ratios in the prospectus include acquired fund fees and expenses, if any. See Note 2 in “Notes to financial statements” for additional details. Please see the “Financial highlights” section in this report for the most recent expense ratios.

Fund expense ratios	Class A	Class C	Class I	Class R6
Total annual operating expenses (without fee waivers)	1.18%	1.93%	0.80%	0.78%
Net expenses (including fee waivers, if any)	1.18%	1.93%	0.80%	0.78%
Type of waiver	n/a	n/a	n/a	n/a

Performance of a $10,000 investment1

For the period June 30, 2013 through June 30, 2023

	Starting value	Ending value
MSCI ACWI Index (net)	$10,000	$23,147
65% MSCI ACWI Index (net) / 35% Bloomberg Multiverse Index (USD Hedged)	$10,000	$19,033
Delaware Ivy Wilshire Global Allocation Fund - Class I shares	$10,000	$15,097
Delaware Ivy Wilshire Global Allocation Fund - Class A shares	$9,425	$13,804
Bloomberg Multiverse Index (USD Hedged)	$10,000	$12,466

1The “Performance of a $10,000 investment” graph assumes $10,000 invested in Class I and Class A shares of the Fund on June 30, 2013, and includes the effect of a 5.75% front-end sales charge (for Class A shares) and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 6. Please note additional details on pages 4 through 8.

The graph also assumes $10,000 invested in 65% MSCI ACWI Index / 35% Bloomberg Multiverse Index (USD Hedged), the MSCI ACWI Index, and the Bloomberg Multiverse Index (USD Hedged) as of June 30, 2013.

The MSCI ACWI (All Country World Index) Index represents large- and mid-cap stocks across developed and emerging markets worldwide. The index covers approximately 85% of the global investable equity opportunity set. Index “net” return approximates the minimum possible dividend reinvestment, after deduction of withholding tax at the highest possible rate.

The Bloomberg Multiverse Index (USD Hedged) provides a broad-based measure of

Performance summary
Delaware Ivy Wilshire Global Allocation Fund

the global fixed income bond market. The index represents the union of the Global Aggregate Index, the Global High Yield Index, the Euro Treasury High Yield Index, and captures emerging markets local currency debt not already included in the Global Aggregate Index.

The Russell 1000 Growth Index, mentioned on page 2, measures the performance of the large-cap growth segment of the US equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 1000 Value Index, mentioned on page 2, measures the performance of the large-cap value segment of the US equity universe. It includes those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance does not guarantee future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	IWGAX	46600G788
Class C	IWGCX	46600G762
Class I	IWGIX	46600G747
Class R6	IWGNX	46600G739

Disclosure of Fund expenses
For the six-month period from January 1, 2023 to June 30, 2023 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from January 1, 2023 to June 30, 2023.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses
For the six-month period from January 1, 2023 to June 30, 2023 (Unaudited)

Delaware Ivy Wilshire Global Allocation Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	1/1/23	6/30/23	Expense Ratio	1/1/23 to 6/30/23*
Actual Fund return†
Class A	$1,000.00	$1,074.00	0.56%	$2.88
Class C	1,000.00	1,071.20	1.33%	6.83
Class I	1,000.00	1,076.40	0.27%	1.39
Class R6	1,000.00	1,077.60	0.26%	1.34
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,022.02	0.56%	$2.81
Class C	1,000.00	1,018.20	1.33%	6.66
Class I	1,000.00	1,023.46	0.27%	1.35
Class R6	1,000.00	1,023.51	0.26%	1.30

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of any investment companies (Underlying Funds), including exchange-traded funds in which it invests. The table above does not reflect the expenses of any Underlying Funds.

Security type / sector allocations

Delaware Ivy Wilshire Global Allocation Fund	As of June 30, 2023 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different from another fund’s sector designations.

Security type / sector	Percentage of net assets
Corporate Bond	0.14%
Common Stocks	0.00%
Affiliated Mutual Funds	99.45%
Alternative / Specialty Fund	1.96%
Fixed Income Funds	33.10%
Global / International Equity Funds	25.34%
US Equity Funds	39.05%
Short-Term Investments	0.47%
Total Value of Securities	100.06%
Liabilities Net of Receivables and Other Assets	(0.06)%
Total Net Assets	100.00%

Consolidated schedule of investments

Delaware Ivy Wilshire Global Allocation Fund	June 30, 2023

	Principal amount°	Value (US $)
Corporate Bond — 0.14%
Consumer Staples — 0.14%
COTA Series D 144A 4.896% 10/2/23 #, <<, =	6,475,373	$867,700
Total Corporate Bond (cost $6,396,765)		867,700

	Number of shares
Common Stocks — 0.00%
Consumer Discretionary — 0.00%
Media Group Holdings Series H <<, =, †	72,709	0
Media Group Holdings Series T <<, =, †	9,113	0
		0
Consumer Staples — 0.00%
COTA Series B <<, =, †	51	0
		0
Total Common Stocks (cost $69,654,224)		0

Affiliated Mutual Funds — 99.45%<<
Alternative / Specialty Fund — 1.96%
Delaware Global Real Estate Fund Class R6	1,393,479	11,830,637
		11,830,637
Fixed Income Funds — 33.10%
Delaware Ivy Core Bond Fund Class R6	6,303,853	57,869,365
Delaware Ivy Emerging Markets Local Currency Debt Fund Class R6 †	1,469,078	11,958,297
Delaware Ivy Global Bond Fund Class R6	8,394,358	74,709,786
Delaware Ivy Government Securities Fund Class R6	4,768,829	22,938,068
Delaware Ivy Total Return Bond Fund Class R6	2,129,361	17,269,115
Delaware Limited-Term Diversified Income Fund Class R6	1,894,008	14,545,983
		199,290,614
Global / International Equity Funds — 25.34%
Delaware Ivy International Core Equity Fund Class R6	4,442,452	87,160,906
Delaware Ivy International Small Cap Fund Class R6	1,993,487	18,100,860
Delaware Ivy International Value Fund Class R6	1,618,196	26,004,419
Delaware Ivy Systematic Emerging Markets Equity Fund Class R6	1,154,501	21,323,636
		152,589,821
US Equity Funds — 39.05%
Delaware Ivy Core Equity Fund Class R6	2,811,870	53,903,560

	Number of shares	Value (US $)
Affiliated Mutual Funds (continued)
US Equity Funds (continued)
Delaware Ivy Large Cap Growth Fund Class R6	2,470,112	$77,462,714
Delaware Ivy Mid Cap Growth Fund Class R6	201,998	6,492,218
Delaware Opportunity Fund Class R6	194,678	6,231,634
Delaware Small Cap Core Fund Class R6 †	700,053	19,034,434
Delaware Value Fund Class R6	3,986,415	71,994,649
		235,119,209
Total Affiliated Mutual Funds (cost $563,009,955)		598,830,281

Short-Term Investments — 0.47%
Money Market Mutual Funds — 0.47%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.99%)	715,048	715,048
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.99%)	715,048	715,048
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.14%)	715,048	715,048
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.03%)	715,048	715,048
Total Short-Term Investments (cost $2,860,192)		2,860,192
Total Value of Securities—100.06%
(cost $641,921,136)		$602,558,173
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2023, the aggregate value of Rule 144A securities was $867,700, which represents 0.14% of the Fund’s net assets. See Note 12 in “Notes to financial statements.”
<<	Affiliated company. See Note 2 in “Notes to financial statements.”
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
†	Non-income producing security.

Summary of abbreviations:

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Consolidated statement of assets and liabilities

Delaware Ivy Wilshire Global Allocation Fund	June 30, 2023

Assets:
Investments, at value*	$2,860,192
Investments of affiliated issuers, at value**	599,697,981
Cash	64,054
Receivable for securities sold	527,603
Receivable for fund shares sold	525,385
Dividends and interest receivable	353,642
Prepaid expenses	10,000
Other assets	63,341
Total Assets	604,102,198
Liabilities:
Payable for fund shares redeemed	904,032
Other accrued expenses	514,396
Payable for securities purchased	314,678
Distribution fees payable to affiliates	96,287
Administration expenses payable to affiliates	67,500
Investment management fees payable to affiliates	28,774
Distribution payable	5
Total Liabilities	1,925,672
Total Net Assets	$602,176,526

Net Assets Consist of:
Paid-in capital	$655,929,499
Total distributable earnings (loss)	(53,752,973)
Total Net Assets	$602,176,526

Net Asset Value

Class A:
Net assets	$458,905,731
Shares of beneficial interest outstanding, unlimited authorization, no par	59,958,838
Net asset value per share	$7.65
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$8.12

Class C:
Net assets	$3,189,425
Shares of beneficial interest outstanding, unlimited authorization, no par	446,904
Net asset value per share	$7.14

Class I:
Net assets	$140,013,690
Shares of beneficial interest outstanding, unlimited authorization, no par	18,010,469
Net asset value per share	$7.77

Class R6:
Net assets	$67,680
Shares of beneficial interest outstanding, unlimited authorization, no par	8,841
Net asset value per share	$7.66

*Investments of unaffiliated issuers, at cost	$2,860,192
**Investments of affiliated issuers, at cost	639,060,944

See accompanying notes, which are an integral part of the financial statements.

Consolidated statement of operations

Delaware Ivy Wilshire Global Allocation Fund	Year ended June 30, 2023

Investment Income:
Dividends from affiliated funds	$14,362,049
Interest from affiliated funds	328,666
Dividends	117,567
14,808,282

Expenses:
Investment advisory fees	382,920
Distribution expenses — Class A	1,227,628
Distribution expenses — Class C	36,569
Dividend disbursing and transfer agent fees and expenses	729,048
Accounting and administration expenses	207,448
Trustees’ fees and expenses	157,826
Registration fees	53,632
Audit and tax fees	40,809
Legal fees	30,909
Reports and statements to shareholders servicing expenses	24,814
Custodian fees	15,702
Other	82,858
2,990,163
Less expenses waived	(159,364)
Less waived distribution expenses — Class A	(55,158)
Less waived distribution expenses — Class C	(516)
Less expenses paid indirectly	(2,390)
Total operating expenses	2,772,735
Net Investment Income (Loss)	12,035,547

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$675,030
Affiliated investments	(577,486)
Capital gain distributions received from investments in affiliated funds	39,428,094
Foreign currencies	1,170
Foreign currency exchange contracts	(158)
Net realized gain (loss)	39,526,650

Net change in unrealized appreciation (depreciation) on:
Investments	5,584,339
Affiliated investments	3,231,405
Foreign currencies	(372)
Net change in unrealized appreciation (depreciation)	8,815,372
Net Realized and Unrealized Gain (Loss)	48,342,022
Net Increase (Decrease) in Net Assets Resulting from Operations	$60,377,569

See accompanying notes, which are an integral part of the financial statements.

Consolidated statements of changes in net assets
Delaware Ivy Wilshire Global Allocation Fund

	Year ended
	6/30/23	6/30/22
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$12,035,547	$16,284,639
Net realized gain (loss)	39,526,650	57,009,605
Net change in unrealized appreciation (depreciation)	8,815,372	(211,584,251)
Net increase (decrease) in net assets resulting from operations	60,377,569	(138,290,007)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(47,090,256)	(46,626,115)
Class C	(340,657)	(366,617)
Class I	(16,644,460)	(22,311,463)
Class R6[1]	(6,369)	(4,200)
	(64,081,742)	(69,308,395)

Capital Share Transactions:
Proceeds from shares sold:
Class A	15,008,257	16,454,414
Class B2	—	30
Class C	546,416	661,435
Class I	30,700,906	23,090,265
Class R6[1]	9,695	13,467

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	47,021,010	46,513,144
Class C	340,651	365,267
Class I	16,644,167	22,235,523
Class R6[1]	6,369	4,200
	110,277,471	109,337,745

	Year ended
	6/30/23	6/30/22
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(141,049,571)	$(134,874,719)
Class B2	—	(487,939)
Class C	(1,714,048)	(2,443,346)
Class I	(110,489,093)	(149,114,593)
Class R6[1]	(7)	(14,063)
	(253,252,719)	(286,934,660)
Decrease in net assets derived from capital share transactions	(142,975,248)	(177,596,915)
Net Decrease in Net Assets	(146,679,421)	(385,195,317)
Net Assets:
Beginning of year	748,855,947	1,134,051,264
End of year	$602,176,526	$748,855,947
[1]	Effective July 1, 2021, Class N shares were renamed Class R6 shares.
[2]	On December 10, 2021, all Class B shares were converted into Class A shares. These transactions are included as subscriptions of Class A shares and redemptions of Class B shares in the table above and on previous pages.

See accompanying notes, which are an integral part of the financial statements.

Consolidated financial highlights

Delaware Ivy Wilshire Global Allocation Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[3]	Net assets reported in millions.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[5]	Expense ratio excluding litigation expenses reimbursement was 0.38%.

See accompanying notes, which are an integral part of the financial statements.

Year ended
6/30/23	6/30/22	6/30/21	6/30/20	6/30/19
$7.73	$9.71	$7.84	$8.11	$8.48

0.13	0.14	0.15	0.17	0.15
0.57	(1.48)	1.99	(0.07)	0.08
0.70	(1.34)	2.14	0.10	0.23

(0.16)	(0.27)	(0.15)	(0.18)	(0.17)
(0.62)	(0.37)	(0.12)	(0.19)	(0.43)
(0.78)	(0.64)	(0.27)	(0.37)	(0.60)

$7.65	$7.73	$9.71	$7.84	$8.11

9.76%	(14.78)%	27.59%	0.95%	3.52%

$458,906	$540,381	$756 [3]	$686 [3]	$820 [3]
0.49%	0.38%	0.32%[5]	0.38%	0.40%
0.52%	0.51%	0.35%	0.42%	0.44%
1.75%	1.53%	1.65%	2.12%	1.89%
1.72%	1.40%	1.62%	2.08%	1.85%
48%	28%	20%	33%	36%

Consolidated financial highlights

Delaware Ivy Wilshire Global Allocation Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[3]	Net assets reported in millions.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[5]	Expense ratio excluding litigation expenses reimbursement was 1.19%.

See accompanying notes, which are an integral part of the financial statements.

Year ended
6/30/23	6/30/22	6/30/21	6/30/20	6/30/19
$7.24	$9.12	$7.39	$7.68	$8.04

0.08	0.06	0.08	0.10	0.08
0.51	(1.37)	1.86	(0.08)	0.09
0.59	(1.31)	1.94	0.02	0.17

(0.07)	(0.20)	(0.09)	(0.12)	(0.10)
(0.62)	(0.37)	(0.12)	(0.19)	(0.43)
(0.69)	(0.57)	(0.21)	(0.31)	(0.53)

$7.14	$7.24	$9.12	$7.39	$7.68

8.84%	(15.33)%	26.45%	0.02%	2.91%

$3,189	$4,056	$7 [3]	$8 [3]	$11 [3]
1.29%	1.21%	1.13%[5]	1.20%	1.19%
1.33%	1.26%	1.16%	1.23%	1.21%
1.12%	0.70%	0.96%	1.32%	1.07%
1.08%	0.65%	0.93%	1.29%	1.05%
48%	28%	20%	33%	36%

Consolidated financial highlights

Delaware Ivy Wilshire Global Allocation Fund Class I

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[3]	Net assets reported in millions.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[5]	Expense ratio excluding litigation expenses reimbursement was 0.08%.

See accompanying notes, which are an integral part of the financial statements.

Year ended
6/30/23	6/30/22	6/30/21	6/30/20	6/30/19
$7.85	$9.85	$7.94	$8.22	$8.58

0.16	0.17	0.18	0.20	0.18
0.57	(1.50)	2.02	(0.09)	0.09
0.73	(1.33)	2.20	0.11	0.27

(0.19)	(0.30)	(0.17)	(0.20)	(0.20)
(0.62)	(0.37)	(0.12)	(0.19)	(0.43)
(0.81)	(0.67)	(0.29)	(0.39)	(0.63)

$7.77	$7.85	$9.85	$7.94	$8.22

10.04%	(14.51)%	28.09%	1.13%	3.98%

$140,014	$204,367	$371 [3]	$339 [3]	$426 [3]
0.19%	0.08%	0.03%[5]	0.07%	0.07%
0.22%	0.13%	0.06%	0.12%	0.12%
2.00%	1.86%	1.95%	2.42%	2.22%
1.97%	1.81%	1.92%	2.37%	2.17%
48%	28%	20%	33%	36%

Consolidated financial highlights

Delaware Ivy Wilshire Global Allocation Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[3]	Net assets reported in millions.
[4]	Rounds to less than $500 thousands.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Year ended
6/30/23	6/30/22	6/30/21	6/30/20	6/30/19
$7.75	$9.72	$7.84	$8.12	$8.48

0.18	0.16	0.18	0.19	0.18
0.54	(1.46)	1.99	(0.08)	0.08
0.72	(1.30)	2.17	0.11	0.26

(0.19)	(0.30)	(0.17)	(0.20)	(0.19)
(0.62)	(0.37)	(0.12)	(0.19)	(0.43)
(0.81)	(0.67)	(0.29)	(0.39)	(0.62)

$7.66	$7.75	$9.72	$7.84	$8.12

10.12%	(14.39)%	28.06%	1.14%	3.95%

$68	$52	$— [3,4]	$— [3,4]	$— [3,4]
0.18%	0.08%	0.02%	0.07%	0.07%
0.20%	0.11%	0.05%	0.10%	0.09%
2.39%	1.76%	2.04%	2.42%	2.25%
2.37%	1.73%	2.01%	2.39%	2.23%
48%	28%	20%	33%	36%

Notes to consolidated financial statements

Delaware Ivy Wilshire Global Allocation Fund	June 30, 2023

Ivy Funds (Trust) is organized as a Delaware statutory trust and offers 39 series. The consolidated financial statements and the related notes pertain to Delaware Ivy Wilshire Global Allocation Fund. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act). The Fund offers Class A, Class C, Class I, and Class R6 shares. Effective December 10, 2021, all remaining shares of Class B were converted to Class A shares. Class A shares are subject to an initial sales charge. There is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1 million or more of Class A shares that received a net asset value (NAV) breakpoint, for shares purchased on or after July 1, 2021 that are subject to a contingent deferred sales charge (CDSC), you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. Class C shares have no upfront sales charge, but are sold with a CDSC of 1.00%, which will be incurred if redeemed during the first 12 months. Class I and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries.

1. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Foreign currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Open-end investment companies, other than ETFs, are valued at their published NAV. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s valuation designee, Delaware Management Company (DMC). Subject to the oversight of the Trust’s Board of Trustees (Board), DMC, as valuation designee, has adopted policies and procedures to fair value securities for which market quotations are not readily available consistent with the requirements of Rule 2a-5 under the 1940 Act. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities and private placements are valued at fair value.

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the year ended June 30, 2023, and for all open tax years (years ended June 30, 2020–June 30, 2022), and has concluded that no provision for federal income tax is required in the Fund’s consolidated financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Consolidated statement of operations.” During the year ended June 30, 2023, the Fund did not incur any interest or tax penalties.

Ivy WGA III (SBP), LLC is subject to US federal and state income taxes. This taxable entity is not consolidated for income tax purposes and may generate income tax assets or liabilities that reflect the net tax effect of temporary differences between the carrying amount of the assets and liabilities for financial reporting and tax purposes and tax loss carryforwards.

Ivy WGA III (SBP), LLC income tax expense (benefit) is comprised of the following current and deferred income tax expense (benefit):

	Current	Deferred	Total
Tax expense/(benefit)	$—	$(14,522,672)	$(14,522,672)
Valuation allowance	—	14,522,672	14,522,672
	$—	$—	$—

Components of Ivy WGA III (SBP), LLC’s deferred tax assets and liabilities as of June 30, 2023 are as follows:

Deferred Tax Assets / (Liabilities):

Basis in partnerships	$23,987,700
Net operating loss	45,155,769
Other	12,113
Total net deferred tax asset /(liability) before valuation allowance	69,155,582
Less: valuation allowance	(69,155,582)
Net deferred tax asset /(liability)	$—

Net operating loss carryforwards are available to offset future taxable income of Ivy WGA III (SBP), LLC. Ivy WGA III (SBP), LLC had cumulative net operating loss carryforwards as of its

Notes to consolidated financial statements

Delaware Ivy Wilshire Global Allocation Fund

1. Significant Accounting Policies (continued)

most recent tax year ending June 30, 2023, of $45,155,769. Net operating loss carryforwards from 2014 – 2017 expire within 20 years and any net operating loss carryforwards from 2018 and forward do not expire as they pertain to federal income tax.

Total income tax (current and deferred) is computed by applying the federal statutory income tax rate of 21% and estimated applicable state tax statutory rates (net of federal tax benefit) to net investment income and realized and unrealized gains/(losses) on investments before taxes for the year ended June 30, 2023 as follows:

Income tax expense/(benefit) at statutory rate of 21%	$2,028,321
Adjustment to prior year deferred taxes	(16,550,993)
State income tax expense, net of federal benefit	—
Less: valuation allowance	14,522,672
Total income tax expense/(benefit)	$—

The Ivy WGA III (SBP), LLC recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Ivy WGA III (SBP), LLC’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on US tax returns filed since inception of the Ivy WGA III (SBP), LLC. The Ivy WGA III (SBP), LLC is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares will not be allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.

Underlying Funds — The Fund may invest in other investment companies (Underlying Funds) to the extent permitted by the 1940 Act. The Underlying Funds in which the Fund may invest include ETFs. The Fund will indirectly bear the investment management fees and other expenses of the Underlying Funds.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. These gains and losses are included on the “Consolidated statement of operations” under “Net realized gain (loss)

on investments.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Derivative Financial Instruments — The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to consolidated financial statements.

Segregation and Collateralization — In certain cases, based on requirements and agreements with certain exchanges and third-party broker-dealers, the Fund may deliver or receive collateral in connection with certain investments (e.g., futures contracts, foreign currency exchange contracts, options written, securities with extended settlement periods, and swaps). Certain countries require that cash reserves be held while investing in companies incorporated in that country. These cash reserves and cash collateral that has been pledged/received to cover obligations of the Fund under derivative contracts, if any, will be reported separately on the “Consolidated statement of assets and liabilities” as cash collateral due to/from broker. Securities collateral pledged for the same purpose, if any, is noted on the “Consolidated schedule of investments.”

Use of Estimates — The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in

Notes to consolidated financial statements

Delaware Ivy Wilshire Global Allocation Fund

1. Significant Accounting Policies (continued)

calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and capital gain distributions from any investment companies (Underlying Funds) in which the Fund invests are recorded on the ex-dividend date. The Fund declares and pays dividends from net investment income and dividends semiannually. The Fund declares and pays distributions from net realized gain on investments, if any, at least annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Consolidated statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.”

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays DMC, a series of Macquarie Investment Management Business Trust and the investment adviser, an annual fee which is calculated daily and paid monthly at the following annual rates as a percentage of average daily net assets:

For the Private Equity Segment: 0.70% of net assets of this segment up to $1 billion; 0.65% of net assets of this segment over $1 billion and up to $2 billion; 0.60% of net assets of this segment over $2 billion and up to $3 billion; and 0.55% of net assets of this segment over $3 billion.

For the Multi-Asset Segment, the Fund’s cash on hand and all other Fund assets other than the Private Equity Segment: 0.06% of net assets of this segment up to $500 million; 0.05% of net assets of this segment over $500 million and up to $1 billion; 0.04% of net assets of this segment over $1 billion and up to $2 billion; and 0.03% of net assets of this segment over $2 billion.

Prior to October 28, 2022, DMC, DDLP and/or Delaware Investments Fund Services Company (DIFSC), the Fund’s transfer agent, had contractually agreed to waive all or a portion of its management fee and/or pay/reimburse expenses (excluding any acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses as follows: Class A shares at 1.13%; Class C shares at 1.96%; and Class I shares at 0.83%. From October 28, 2022 to the year ended June 30, 2023, the Fund had no expense limitations.

Under an agreement between DMC and Wilshire, Wilshire serves as sub-adviser to the Fund. The sub-adviser makes investment decisions in accordance with the Fund’s investment objectives, policies and restrictions under the supervision of DMC and the oversight of the Board. DMC pays all applicable costs of the sub-adviser.

DIFSC, an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; 0.0025% of the next $45 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Consolidated statement of operations” under “Accounting and administration expenses.” For the year ended June 30, 2023, the Fund paid $23,514 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next $20 billion; 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of $75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Consolidated statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the year ended June 30, 2023, the Fund paid $41,330 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Consolidated statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25% and 1.00% of the average daily net assets of the Class A and Class C shares, respectively. The fees are calculated daily and paid monthly. Class I shares and Class R6 shares do not pay a 12b-1 fee.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Fund. For the year ended June 30, 2023, the Fund paid $20,285 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Consolidated statement of operations” under “Legal fees.”

Notes to consolidated financial statements
Delaware Ivy Wilshire Global Allocation Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

For the year ended June 30, 2023, DDLP earned $41,927 for commissions on sales of the Fund’s Class A shares. For the year ended June 30, 2023, DDLP received gross CDSC commissions of $1,888 and $815 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs in which it invests. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.

A summary of the transactions in affiliated companies during the year ended June 30, 2023 was as follows:

	Value, beginning of period	Gross additions	Gross reductions*	Net realized gain (loss) on affiliated securities	Net change in unrealized appreciation (depreciation) on affiliated securities
Corporate Bond—0.14%
COTA#,=	$1,274,839	$328,667	$809,421	$18,341	$55,274
Common Stocks—0.00%
COTA=,†	—	—	—	—	—
Media Group Holdings Series H=,†	—	—	(92,397)	—	92,397
Media Group Holdings Series T=,†	—	—	—	—	—
Total	$—	$—	$(92,397)	$—	$92,397
Affiliated Mutual Funds—99.45%
Delaware Global Real Estate Fund	15,038,659	3,445,384	4,059,915	(1,218,999)	(1,374,492)
Delaware High-Yield Opportunities Fund	—	19,018,509	18,682,906	(335,603)	—
Delaware Ivy Core Bond Fund	74,888,990	9,960,434	23,852,122	(3,646,390)	518,453
Delaware Ivy Core Equity Fund	41,222,301	22,688,737	14,090,111	1,706,164	2,376,469
Delaware Ivy Emerging Markets Local Currency Debt Fund†	14,822,565	787,150	4,865,391	(979,646)	2,193,620
Delaware Ivy Global Bond Fund	74,396,321	27,081,269	25,104,267	(3,476,287)	1,812,750

	Value, beginning of period	Gross additions	Gross reductions*	Net realized gain (loss) on affiliated securities	Net change in unrealized appreciation (depreciation) on affiliated securities
Delaware Ivy Government Securities Fund	$37,489,131	$3,011,757	$15,979,778	$(1,630,116)	$47,074
Delaware Ivy High Yield Fund	18,309,316	326,095	19,456,718	(1,309,844)	2,131,151
Delaware Ivy International Core Equity Fund	96,847,220	10,610,689	32,443,591	(559,476)	12,706,064
Delaware Ivy International Small Cap Fund	18,422,425	5,814,438	5,848,063	(1,774,114)	1,486,175
Delaware Ivy International Value Fund	26,135,325	5,380,418	7,578,351	(73,873)	2,140,899
Delaware Ivy Large Cap Growth Fund	78,681,493	14,548,034	26,726,273	(245,422)	11,204,882
Delaware Ivy Mid Cap Growth Fund	11,224,502	1,227,509	7,030,464	864,334	206,337
Delaware Ivy Mid Cap Income Opportunities Fund†	7,552,328	51,284	8,285,606	2,713,786	(2,031,792)
Delaware Ivy S&P 500 Dividend Aristocrats Index Fund†	37,841,687	256,438	40,857,591	10,147,113	(7,387,647)
Delaware Ivy Smid Cap Core Fund	22,672,771	4,055,921	26,318,981	(4,633,220)	4,223,509
Delaware Ivy Systematic Emerging Markets Equity Fund	48,719,562	7,202,685	30,226,213	1,202,342	(5,574,740)
Delaware Ivy Total Return Bond Fund	37,114,856	6,126,373	23,477,019	(4,468,151)	1,973,056
Delaware Ivy Value Fund	82,354,248	10,164,795	90,458,374	11,082,219	(13,142,888)
Delaware Limited-Term Diversified Income Fund	—	15,320,346	600,991	(3,717)	(169,655)
Delaware Opportunity Fund	—	8,486,383	1,770,714	(129,420)	(354,615)
Delaware Small Cap Core Fund†	—	29,711,048	9,318,311	(896,268)	(462,035)
Delaware Value Fund	—	109,715,096	30,934,706	(2,931,239)	(3,854,502)
Total	$743,733,700	$314,990,792	$467,966,456	$(595,827)	$8,668,073

	Value, end of period	Shares	Dividend Income	Capital gain distributions
Corporate Bond—0.14%
COTA#,=	$867,700	6,475,373	$—	$—
Common Stocks—0.00%
COTA=,†	—	51	—	—
Media Group Holdings Series H=,†	—	72,709	—	—
Media Group Holdings Series T=,†	—	9,113	—	—
Total	$—		$—	$—

Notes to consolidated financial statements
Delaware Ivy Wilshire Global Allocation Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

	Value, end of period	Shares	Dividend Income	Capital gain distributions
Affiliated Mutual Funds—99.45%
Delaware Global Real Estate Fund	$11,830,637	1,393,479	$314,691	$1,400,177
Delaware High-Yield Opportunities Fund	—	—	685,342	—
Delaware Ivy Core Bond Fund	57,869,365	6,303,853	2,649,197	—
Delaware Ivy Core Equity Fund	53,903,560	2,811,870	161,602	3,790,138
Delaware Ivy Emerging Markets Local Currency Debt Fund†	11,958,297	1,469,078	—	—
Delaware Ivy Global Bond Fund	74,709,786	8,394,358	2,823,359	—
Delaware Ivy Government Securities Fund	22,938,068	4,768,829	652,027	—
Delaware Ivy High Yield Fund	—	—	197,881	—
Delaware Ivy International Core Equity Fund	87,160,906	4,442,452	975,017	—
Delaware Ivy International Small Cap Fund	18,100,860	1,993,487	—	1,692,604
Delaware Ivy International Value Fund	26,004,419	1,618,196	—	2,473,540
Delaware Ivy Large Cap Growth Fund	77,462,714	2,470,112	—	6,865,569
Delaware Ivy Mid Cap Growth Fund	6,492,218	201,998	—	881,904
Delaware Ivy Mid Cap Income Opportunities Fund†	—	—	—	—
Delaware Ivy S&P 500 Dividend Aristocrats Index Fund†	—	—	—	—
Delaware Ivy Smid Cap Core Fund	—	—	39,082	3,862,977
Delaware Ivy Systematic Emerging Markets Equity Fund	21,323,636	1,154,501	513,311	4,803,737
Delaware Ivy Total Return Bond Fund	17,269,115	2,129,361	3,041,653	—
Delaware Ivy Value Fund	—	—	756,361	8,844,269
Delaware Limited-Term Diversified Income Fund	14,545,983	1,894,008	90,969	—
Delaware Opportunity Fund	6,231,634	194,678	99,567	465,929
Delaware Small Cap Core Fund†	19,034,434	700,053	—	—
Delaware Value Fund	71,994,649	3,986,415	1,361,990	4,347,250
Total	$598,830,281		$14,362,049	$39,428,094
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
†	Non-income producing security.
*	Includes return of capital.

3. Investments

For the year ended June 30, 2023, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$314,990,791
Sales	468,775,878

The tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be the final tax cost basis adjustments but which approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes for the Fund were as follows:

Cost of investments	$681,249,415
Aggregate unrealized appreciation of investments	$137,947,353
Aggregate unrealized depreciation of investments	(216,638,595)
Net unrealized depreciation of investments	$(78,691,242)

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2	–	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Notes to consolidated financial statements
Delaware Ivy Wilshire Global Allocation Fund

3. Investments (continued)

Level 3	-	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2023:

	Level 1	Level 3		Total
Securities
Assets:
Affiliated Mutual Funds	$598,830,281	$—		$598,830,281
Common Stocks	—	—	[1]	—
Corporate Bond	—	867,700		867,700
Short-Term Investments	2,860,192	—		2,860,192
Total Value of Securities	$601,690,473	$867,700		$602,558,173

1The security that has been valued at zero on the “Consolidated schedule of investments” is considered to be Level 3 investments in this table.

During the year ended June 30, 2023, there were no transfers into or out of Level 3 investments. The Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting year.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to the Fund’s net assets at the beginning or end of the year. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the year.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended June 30, 2023 and 2022 were as follows:

	Year ended
	6/30/23	6/30/22
Ordinary income	$13,410,932	$33,513,877
Long-term capital gains	50,670,810	35,794,518
Total	$64,081,742	$69,308,395

5. Components of Net Assets on a Tax Basis

As of June 30, 2023, the components of net assets on a tax basis were as follows:

Shares of beneficial interest	655,929,499
Undistributed ordinary income	510,530
Undistributed long-term capital gains	24,568,288
Deferred directors fees	(280,392)
Unrealized depreciation of investments and
foreign currencies	(78,551,399)
Net assets	$602,176,526

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, partnership interests and investments held within the wholly-owned subsidiary.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Results of operations and net assets were not affected by these reclassifications. For the year ended June 30, 2023, the Fund had no reclassifications.

Notes to consolidated financial statements
Delaware Ivy Wilshire Global Allocation Fund

6. Capital Shares

Transactions in capital shares were as follows:

	Year ended
	6/30/23	6/30/22
Shares sold:
Class A	1,961,600	1,795,112
Class B1	—	5
Class C	76,924	76,289
Class I	3,911,818	2,529,294
Class R6[2]	1,277	1,373

Shares issued upon reinvestment of dividends and distributions:
Class A	6,583,803	5,122,593
Class C	51,046	42,821
Class I	2,295,322	2,416,905
Class R6[2]	891	463
	14,882,681	11,984,855

Shares redeemed:
Class A	(18,450,936)	(14,978,431)
Class B1	—	(54,109)
Class C	(241,579)	(287,583)
Class I	(14,220,658)	(16,555,632)
Class R6[2]	(1)	(1,471)
	(32,913,174)	(31,877,226)
Net decrease	(18,030,493)	(19,892,371)
[1]	On December 10, 2021, all Class B shares were converted into Class A shares. These transactions are included as subscriptions of Class A shares and redemptions of Class B shares in the table above and on previous pages.
[2]	Effective July 1, 2021, Class N shares were renamed Class R6 shares.

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the table above and on the “Consolidated statements of changes in net assets.” For the year ended June 30, 2023 and 2022, the Fund had the following exchange transactions:

	Exchange Redemptions				Exchange Subscriptions
	Class A Shares	Class B Shares	Class C Shares	Class I Shares	Class A Shares	Class I Shares	Class R6 Shares	Value
Year ended
6/30/23	662,124	—	3,770	23,888	26,649	652,676	1,129	$5,249,020
6/30/22	57,074	33,542	20,253	47,939	97,431	56,053	1,373	1,501,352

7. Basis of consolidation for Delaware Ivy Wilshire Global Allocation Fund

Ivy WGA III (SBP), LLC (formerly known as WRAASF III (SBP), LLC) (the “Company”), a Delaware limited liability company, was incorporated as a wholly owned company acting as an investment vehicle for the Delaware Ivy Wilshire Global Allocation Fund (referred to as “the Fund” in this subsection). The Company acts as an investment vehicle for the Fund, in order to affect certain investments for the Fund consistent with the Fund’s investment objectives and policies as specified in its prospectus and SAI.

The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and the Company. The consolidated financial statements include the accounts of the Fund and the Company. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Fund and the Company comprising the entire issued share capital of the Company with the intent that the Fund will remain the sole shareholder and retain all rights. Under the Articles of Association, shares issued by the Company confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Company and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Company.

See the table below for details regarding the structure, incorporation and relationship as of June 30, 2023 of the Company to the Fund.

	Date of Incorporation	Subscription Agreement	Fund Net Assets	Subsidiary/ company net assets	Percentage of Fund net assets
Ivy WGA III (SBP), LLC	4-9-13	4-23-13	$602,159,088	$17,438	0.00%

8. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $355,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants were charged an annual commitment fee of 0.15%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on October 31, 2022.

On October 31, 2022, the Fund, along with the other Participants, entered into an amendment to the Agreement for a $355,000,000 revolving line of credit to be used as described above. It operates in substantially the same manner as the original Agreement. Under the amendment to the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is

Notes to consolidated financial statements
Delaware Ivy Wilshire Global Allocation Fund

8. Line of Credit (continued)

allocated across the Participants based on a weighted average of the respective net assets of each Participant. The line of credit available under the Agreement expires on October 30, 2023.

The Fund had no amounts outstanding as of June 30, 2023, or at any time during the year then ended.

9. Interfund Lending Program

Pursuant to an exemptive order issued by the SEC (Order), the Ivy Funds and Ivy Variable Insurance Portfolios (collectively, the Funds, only for purposes of this Note 9) have the ability to lend money to, and borrow money from, each other pursuant to a master interfund lending agreement (Interfund Lending Program). Under the Interfund Lending Program, the Funds may lend or borrow money for temporary purposes directly to or from one another (each, an Interfund Loan), subject to meeting the conditions of the Order. The interest rate to be charged on an Interfund Loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. This program is in existence but is not currently in use. The Fund made no Interfund Loans under the Interfund Lending Program during the year ended June 30, 2023.

10. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also enter into these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. No foreign currency exchange contracts were outstanding at June 30, 2023.

During the year ended June 30, 2023, the Fund entered into foreign currency exchange contracts to facilitate or expedite the settlement of portfolio transactions.

During the year ended June 30, 2023, the Fund experienced net realized gains or losses attributable to foreign currency holdings, which is disclosed as on the “Consolidated statement of operations.”

11. Securities Lending

The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by the Fund is generally invested in an individual separate accounts. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-

Notes to consolidated financial statements
Delaware Ivy Wilshire Global Allocation Fund

11. Securities Lending (continued)

backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

At June 30, 2023, the Fund had no securities out on loan.

12. Credit and Market Risk

The global outbreak of COVID-19 resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the outbreak, its full economic impact and ongoing effects at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on a Fund’s performance.

Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the NAV of the Fund to fluctuate.

The performance of the Fund will depend on the success of the allocations among the chosen underlying funds, and in general, the Fund is subject to the same risks as those of its underlying funds.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Consolidated schedule of investments.”

13. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

14. New Regulatory Pronouncement

In October 2022, the Securities and Exchange Commission (SEC) adopted a rule and form amendments relating to tailored shareholder reports for mutual funds and ETFs; and fee information in investment company advertisements. The rule and form amendments will require mutual funds and ETFs to transmit streamlined shareholder reports that highlight key information to investors. The rule amendments will require that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective in January 2023 and there is an 18-month transition period after the effective date of the amendment with a compliance date of July 2024.

15. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2023, that would require recognition or disclosure in the Fund’s financial statements.

Report of independent
registered public accounting firm

To the Board of Trustees of Ivy Funds and Shareholders of Delaware Ivy Wilshire Global Allocation Fund

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, of Delaware Ivy Wilshire Global Allocation Fund (one of the funds constituting Ivy Funds, referred to hereafter as the “Fund”) as of June 30, 2023, the related consolidated statement of operations for the year ended June 30, 2023, the consolidated statement of changes in net assets for each of the two years in the period ended June 30, 2023, including the related notes, and the consolidated financial highlights for each of the three years in the period ended June 30, 2023 (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended June 30, 2023 and the financial highlights for each of the three years in the period ended June 30, 2023, in conformity with accounting principles generally accepted in the United States of America.

The consolidated financial statements of the Fund as of and for the year ended June 30, 2020 and the consolidated financial highlights for each of the years ended on or prior to June 30, 2020 (not presented herein, other than the consolidated financial highlights) were audited by other auditors, whose report dated August 14, 2020, expressed an unqualified opinion on those consolidated financial statements and consolidated financial highlights.

Basis for Opinion

These consolidated financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. Our procedures included confirmation of securities owned as of June 30, 2023 by correspondence with the custodian, transfer agents, portfolio company investees and brokers. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
August 18, 2023

We have served as the auditor of one or more investment companies in Delaware Funds by Macquarie® since 2010.

Other Fund information (Unaudited)
Delaware Ivy Wilshire Global Allocation Fund

Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.

The Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Board has designated a member of the US Operational Risk Group of Macquarie Asset Management as the Program Administrator for each Fund in the Trust.

As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of the Fund’s liquidity risk; (2) classification of each of the Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments if, immediately after the acquisition, the Fund would hold more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

In assessing and managing the Fund’s liquidity risk, the Program Administrator considers, as relevant, a variety of factors, including: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or to sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. The Fund primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.

At a meeting of the Board held on May 23-25, 2023, the Program Administrator provided a written report to the Board addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from April 1, 2022 through March 31, 2023. The report concluded that the Program is appropriately designed and effectively implemented and that it meets the requirements of Rule 22e-4 and the Fund’s liquidity needs. The Fund’s HLIM is set at an appropriate level and the Fund complied with its HLIM at all times during the reporting period.

Other Fund information (Unaudited)
Delaware Ivy Wilshire Global Allocation Fund

Tax Information

The information set forth below is for the Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of the Fund.

Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information. All disclosures are based on financial information available as of the date of this annual report and, accordingly are subject to change. For any and all items requiring reporting, it is the intention of the Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For the year ended June 30, 2023, the Fund reports distributions paid during the year as follows:

(A) Long-Term Capital Gains Distributions (Tax Basis)	79.07%
(B) Ordinary Income Distributions (Tax Basis)*	20.93%
Total Distributions (Tax Basis)	100.00%
(C) Qualifying Dividends[1]	14.28%

(A) and (B) are based on a percentage of the Fund’s total distributions.

(C) is based on the ordinary income distributions.

1Qualified dividends represent dividends which qualify for the corporate dividends received deduction.

*For the fiscal year ended June 30, 2023, certain dividends paid by the Fund may be subject to a maximum tax rate of 20%. The percentage of dividends paid by the Fund from ordinary income reported as qualified income is 30.72%. Complete information will be computed and reported in conjunction with your 2023 Form 1099-DIV.

Form N-PORT and proxy voting information

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at delawarefunds.com/literature.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Board of trustees and officers addendum
Delaware Funds by Macquarie®

A mutual fund is governed by a Board of Trustees (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

Name, Address, and Birth Year	Position(s) Held with the Trust	Length of Time Served[1]	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Interested Trustee
Shawn K. Lytle[2] 100 Independence 610 Market Street Philadelphia, PA 19106-2354 1970	President, Chief Executive Officer, and Trustee	President and Chief Executive Officer since August 2015 Trustee since September 2015	116	Macquarie Asset Management[3] (2015–Present) -Global Head of Macquarie Asset Management Public Investments (2019–Present) -Head of Americas of Macquarie Group (2017–Present)	None

Board of trustees and officers addendum
Delaware Funds by Macquarie®

Name, Address, and Birth Year	Position(s) Held with the Trust	Length of Time Served[1]	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Independent Trustees
Jerome D. Abernathy 100 Independence 610 Market Street Philadelphia, PA 19106-2354 1959	Trustee	Since January 2019	116	Stonebrook Capital Management, LLC (financial technology: macro factors and databases) -Managing Member (1993-Present)	None
Ann D. Borowiec 100 Independence 610 Market Street Philadelphia, PA 19106-2354 1958	Trustee	Since March 2015	116	J.P. Morgan Chase & Co. (1987-2013) -Chief Executive Officer, Private Wealth Management (2011–2013)	Banco Santander International (2016–2019) Santander Bank, N.A. (2016-2019)

Name, Address, and Birth Year	Position(s) Held with the Trust	Length of Time Served[1]	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Joseph W. Chow 100 Independence 610 Market Street Philadelphia, PA 19106-2354 1953	Trustee	Since January 2013	116	Private Investor (2011–Present) State Street Bank and Trust Company (1996-2011) -Executive Vice President of Enterprise Risk Management and Emerging Economies Strategy; and Chief Risk and Corporate Administration Officer	None
H. Jeffrey Dobbs 100 Independence 610 Market Street Philadelphia, PA 19106-2354 1955	Trustee	Since April 2019[4]	116	KPMG LLP (2002-2015) -Global Sector Chairman, Industrial Manufacturing (2010-2015)	TechAccel LLC (2015–Present) PatientsVoices, Inc. (2018–Present) Valparaiso University Board (2012-Present) Ivy Funds Complex (2019-2021)

Board of trustees and officers addendum
Delaware Funds by Macquarie®

Name, Address, and Birth Year	Position(s) Held with the Trust	Length of Time Served[1]	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
John A. Fry 100 Independence 610 Market Street Philadelphia, PA 19106-2354 1960	Trustee	Since January 2001	116	Drexel University -President (2010–Present)	Federal Reserve Bank of Philadelphia (2020–Present) Kresge Foundation (2018-Present) FS Credit Real Estate Income Trust, Inc. (2018–Present) vTv Therapeutics Inc. (2017–Present) Community Health Systems (2004–Present) Drexel Morgan & Co. (2015–2019)

Name, Address, and Birth Year	Position(s) Held with the Trust	Length of Time Served[1]	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years

Joseph Harroz, Jr. 100 Independence 610 Market Street Philadelphia, PA 19106-2354 1967	Trustee	Since November 1998[4]	116	University of Oklahoma -President (2020–Present) -Interim President (2019–2020) -Vice President and Dean, College of Law (2010–2019) Brookhaven Investments LLC (commercial enterprises) -Managing Member (2019–Present) St. Clair, LLC (commercial enterprises) -Managing Member (2019–Present)	OU Medicine, Inc. (2020–Present) Big 12 Athletic Conference (2019-Present) Valliance Bank (2007–Present) Ivy Funds Complex (1998-2021)

Board of trustees and officers addendum
Delaware Funds by Macquarie®

Name, Address, and Birth Year	Position(s) Held with the Trust	Length of Time Served[1]	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years

Sandra A.J. Lawrence 100 Independence 610 Market Street Philadelphia, PA 19106-2354 1957	Trustee	Since April 2019[4]	116	Children’s Mercy Hospitals and Clinics (2005–2019) -Chief Administrative Officer (2016–2019)	Brixmor Property Group Inc. (2021-Present) Sera Prognostics Inc. (biotechnology) (2021-Present) Recology (resource recovery) (2021-Present) Evergy, Inc., Kansas City Power & Light Company, KCP&L Greater Missouri Operations Company, Westar Energy, Inc. and Kansas Gas and Electric Company (related utility companies) (2018-Present) National Association of Corporate Directors (2017-Present) American Shared Hospital Services (medical device) (2017-2021) Ivy Funds Complex (2019-2021)

Name, Address, and Birth Year	Position(s) Held with the Trust	Length of Time Served[1]	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years

Frances A. Sevilla-Sacasa 100 Independence 610 Market Street Philadelphia, PA 19106-2354 1956	Trustee	Since September 2011	116	Banco Itaú International -Chief Executive Officer (2012–2016) Bank of America, U.S. Trust Private Wealth -President (2007-2008) U.S. Trust Corp. -President & CEO (2005-2007)	Invitation Homes Inc. (2023-Present) Florida Chapter of National Association of Corporate Directors (2021-Present) Callon Petroleum Company (2019-Present) Camden Property Trust (2011-Present) New Senior Investment Group Inc. (REIT) (2021) Carrizo Oil & Gas, Inc. (2018-2019)
Thomas K. Whitford 100 Independence 610 Market Street Philadelphia, PA 19106-2354 1956	Chair and Trustee	Trustee since January 2013 Chair since January 2023	116	PNC Financial Services Group (1983–2013) -Vice Chairman (2009-2013)	HSBC USA Inc. (2014–2022) HSBC North America Holdings Inc. (2013–2022)

Board of trustees and officers addendum
Delaware Funds by Macquarie®

Name, Address, and Birth Year	Position(s) Held with the Trust	Length of Time Served[1]	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Christianna Wood 100 Independence 610 Market Street Philadelphia, PA 19106-2354 1959	Trustee	Since January 2019	116	Gore Creek Capital, Ltd. -Chief Executive Officer and President (2009–Present) Capital Z Asset Management -Chief Executive Officer (2008-2009) California Public Employees’ Retirement System (CalPERS) -Senior Investment Officer of Global Equity (2002-2008)	The Merger Fund (2013–2021), The Merger Fund VL (2013–2021), WCM Alternatives: Event-Driven Fund (2013–2021), and WCM Alternatives: Credit Event Fund (2017–2021) Grange Insurance (2013–Present) H&R Block Corporation (2008–2022) International Securities Exchange (2010-2018) Vassar College Trustee (2006-2018)

Name, Address, and Birth Year	Position(s) Held with the Trust	Length of Time Served[1]	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Janet L. Yeomans 100 Independence 610 Market Street Philadelphia, PA 19106-2354 1948	Trustee	Since April 1999	116	3M Company (1995-2012) -Vice President and Treasurer (2006–2012)	Temple University Hospital (2017-Present) Pennsylvania State System of Higher Education (2018-Present)
Officers
David F. Connor 100 Independence 610 Market Street Philadelphia, PA 19106-2354 1963	Senior Vice President, General Counsel, and Secretary	Senior Vice President, since May 2013; General Counsel since May 2015; Secretary since October 2005	116	David F. Connor has served in various capacities at different times at Macquarie Asset Management.	None[5]
Daniel V. Geatens 100 Independence 610 Market Street Philadelphia, PA 19106-2354 1972	Senior Vice President and Treasurer	Senior Vice President and Treasurer since October 2007	116	Daniel V. Geatens has served in various capacities at different times at Macquarie Asset Management.	None[5]

Board of trustees and officers addendum
Delaware Funds by Macquarie®

Name, Address, and Birth Year	Position(s) Held with the Trust	Length of Time Served[1]	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Richard Salus 100 Independence 610 Market Street Philadelphia, PA 19106-2354 1963	Senior Vice President and Chief Financial Officer	Senior Vice President and Chief Financial Officer since November 2006	116	Richard Salus has served in various capacities at different times at Macquarie Asset Management.	None

1 “Length of Time Served” refers to the time since the Trustee or officer began serving one or more of the Trusts in the Delaware Funds complex.

2 Shawn K. Lytle is considered to be an “Interested Trustee” because he is an executive officer of the Funds’ investment advisor.

3 Macquarie Asset Management is the marketing name for certain companies comprising the asset management division of Macquarie Group, including the Funds’ investment advisor, principal underwriter, and transfer agent.

4 Includes time served on the Board of the Ivy Funds complex prior to the date when the Ivy Funds joined the Delaware Funds complex.

5 David F. Connor and Daniel V. Geatens serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment manager, principal underwriter, and transfer agent as the Funds. Mr. Geatens also serves as the Chief Financial Officer of the Optimum Fund Trust.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

Item 2. Code of Ethics

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant’s Code of Business Ethics has been posted on the Delaware Funds by Macquarie® Internet Web site at www.delawarefunds.com. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this Web site within five business days of such amendment or waiver and will remain on the Web site for at least 12 months.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees has determined that certain members of the registrant’s Audit Committee are audit committee financial experts, as defined below. For purposes of this item, an “audit committee financial expert” is a person who has the following attributes:

a.       An understanding of generally accepted accounting principles and financial statements;

b.       The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

c.       Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements, or experience actively supervising one or more persons engaged in such activities;

d.       An understanding of internal controls and procedures for financial reporting; and

e.       An understanding of audit committee functions.

An “audit committee financial expert” shall have acquired such attributes through:

a.       Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

b.       Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

c.       Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

d.       Other relevant experience.

The registrant’s Board of Trustees has also determined that each member of the registrant’s Audit Committee is independent. In order to be “independent” for purposes of this item, the Audit Committee member may not: (i) other than in his or her capacity as a member of the Board of Trustees or any committee thereof, accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an “interested person” of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

The names of the audit committee financial experts on the registrant’s Audit Committee are set forth below:

H. Jeffrey Dobbs

Sandra A.J. Lawrence

Frances Sevilla-Sacasa, Chair

Item 4. Principal Accountant Fees and Services

(a) Audit fees.

The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $46,784 for the fiscal year ended June 30, 2023.

The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $46,784 for the fiscal year ended June 30, 2022.

(b) Audit-related fees.

The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended June 30, 2023.

The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $1,362,878 for the registrant’s fiscal year ended June 30, 2023. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: year end audit procedures; group reporting and subsidiary statutory audits.

The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended June 30, 2022.

The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $2,050,189 for the registrant’s fiscal year ended June 30, 2022. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: year end audit procedures; group reporting and subsidiary statutory audits.

(c) Tax fees.

The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $10,968 for the fiscal year ended June 30, 2023. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended June 30, 2023.

The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $10,968 for the fiscal year ended June 30, 2022. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended June 30, 2022.

(d) All other fees.

The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended June 30, 2023.

The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended June 30, 2023. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended June 30, 2022.

The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended June 30, 2022. The percentage of these fees relating to services approved by the registrant’s Audit

Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

(e) The registrant’s Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the “Pre-Approval Policy”) with respect to services provided by the registrant’s independent auditors. Pursuant to the Pre-Approval Policy, the Audit Committee has pre-approved the services set forth in the table below with respect to the registrant up to the specified fee limits. Certain fee limits are based on aggregate fees to the registrant and other registrants within the Delaware Funds by Macquarie®.

Service	Range of Fees
Audit Services
Statutory audits or financial audits for new Funds	up to $50,000 per Fund
Services associated with SEC registration statements (e.g., Form N-1A, Form N-14, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end Fund offerings, consents), and assistance in responding to SEC comment letters	up to $10,000 per Fund
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit-related services” rather than “audit services”)	up to $25,000 in the aggregate
Audit-Related Services
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and /or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit services” rather than “audit-related services”)	up to $25,000 in the aggregate
Tax Services
U.S. federal, state and local and international tax planning and advice (e.g., consulting on statutory, regulatory or administrative developments, evaluation of Funds’ tax compliance function, etc.)	up to $25,000 in the aggregate
U.S. federal, state and local tax compliance (e.g., excise distribution reviews, etc.)	up to $5,000 per Fund
Review of federal, state, local and international income, franchise and other tax returns	up to $5,000 per Fund

Under the Pre-Approval Policy, the Audit Committee has also pre-approved the services set forth in the table below with respect to the registrant’s investment adviser and other entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the registrant (the “Control Affiliates”) up to the specified fee limit. This fee limit is based on aggregate fees to the investment adviser and its Control Affiliates.

Service	Range of Fees
Non-Audit Services
Services associated with periodic reports and other documents filed with the SEC and assistance in responding to SEC comment letters	up to $10,000 in the aggregate

The Pre-Approval Policy requires the registrant’s independent auditors to report to the Audit Committee at each of its regular meetings regarding all services initiated since the last such report was rendered, including those services authorized by the Pre-Approval Policy.

(f) Not applicable.

(g) The aggregate non-audit fees billed by the registrant’s independent auditors for services rendered to the registrant and to its investment adviser and other service providers under common control with the adviser were $24,428,000 and $10,812,067 for the registrant’s fiscal years ended June 30, 2023 and June 30, 2022, respectively.

(h) In connection with its selection of the independent auditors, the registrant’s Audit Committee has considered the independent auditors’ provision of non-audit services to the registrant’s investment adviser and other service providers under common control with the adviser that were not required to be pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X. The Audit Committee has determined that the independent auditors’ provision of these services is compatible with maintaining the auditors’ independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a)       Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b)       Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)) and provide reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)   (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

IVY FUNDS

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	September 5, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	September 5, 2023

/s/RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	September 5, 2023